AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (37.6%):
1,398,199	AZL Mid Cap Index Fund, Class 2	$30,396,840
6,328,819	AZL S&P 500 Index Fund, Class 2	104,931,821
1,164,290	AZL Small Cap Stock Index Fund, Class 2	15,799,410

		151,128,071

Fixed Income Funds (50.0%):
18,472,423	AZL Enhanced Bond Index Fund	201,534,138

International Equity Funds (12.4%):
3,186,203	AZL International Index Fund, Class 2	49,959,660

Total Affiliated Investment Companies (Cost $313,189,625)		402,621,869

Total Investment Securities (Cost $313,189,625) - 100.0%		402,621,869
Net other assets (liabilities) - 0.0%		(176,564)

Net Assets - 100.0%		$402,445,305

Percentages indicated are based on net assets as of March 31, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.1%):
Domestic Equity Funds (48.2%):
30,299,267	AZL DFA U.S. Core Equity Fund	$389,042,582
8,915,803	AZL DFA U.S. Small Cap Fund	101,461,840

		490,504,422

Fixed Income Funds (39.9%):
39,779,838	AZL DFA Five-Year Global Fixed Income Fund	406,549,941

International Equity Funds (12.0%):
12,098,099	AZL DFA International Core Equity Fund	122,190,796

Total Affiliated Investment Companies (Cost $914,374,012)		1,019,245,159

Total Investment Securities (Cost $914,374,012) - 100.1%		1,019,245,159
Net other assets (liabilities) - (0.1)%		(513,234)

Net Assets - 100.0%		$1,018,731,925

Percentages indicated are based on net assets as of March 31, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (35.0%):
1,104,114	AZL Mid Cap Index Fund, Class 2	$24,003,432
4,572,501	AZL S&P 500 Index Fund, Class 2	75,812,065
931,661	AZL Small Cap Stock Index Fund, Class 2	12,642,645

		112,458,142

Fixed Income Funds (47.5%):
13,960,230	AZL Enhanced Bond Index Fund	152,306,113

International Equity Funds (12.5%):
2,556,318	AZL International Index Fund, Class 2	40,083,071

Total Affiliated Investment Companies (Cost $274,137,842)		304,847,326

Total Investment Securities (Cost $274,137,842) - 95.0%		304,847,326
Net other assets (liabilities) - 5.0%		16,211,317

Net Assets - 100.0%		$321,058,643

Percentages indicated are based on net assets as of March 31, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Futures Contracts

Cash of $16,042,783 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/21/19	56	$7,945,840	$233,604
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/19	64	7,950,003	118,172

				$351,776

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (28.3%):
Aerospace & Defense (1.0%):
317	Boeing Co. (The)(a)	$120,910
411	Dassault Aviation SA(a)	606,325
14	Lockheed Martin Corp.(a)	4,202
138	Northrop Grumman Corp.(a)	37,205
13,070	Raytheon Co.(a)	2,379,786
1,123	Rolls-Royce Holdings plc(a)	13,262
12,089	Safran SA(a)	1,658,552
16,580	United Technologies Corp.(a)	2,136,996

		6,957,238

Air Freight & Logistics (0.0%†):
1,566	C.H. Robinson Worldwide, Inc.^(a)	136,226
111	United Parcel Service, Inc., Class B(a)	12,403

		148,629

Airlines (0.5%):
744	American Airlines Group, Inc.^(a)	23,629
39,282	Azul SA, ADR*^(a)	1,147,428
483	Delta Air Lines, Inc.(a)	24,947
55,100	Japan Airlines Co., Ltd.(a)	1,941,213
573	United Continental Holdings, Inc.*(a)	45,714

		3,182,931

Auto Components (0.5%):
48,683	Cheng Shin Rubber Industry Co., Ltd.(a)	66,219
92	Compagnie Generale des Establissements Michelin SCA, Class B(a)	10,904
28,400	Denso Corp.(a)	1,109,985
2,500	Exedy Corp.(a)	54,381
20,700	Koito Manufacturing Co., Ltd.(a)	1,178,319
141	Lear Corp.(a)	19,135
2,300	Stanley Electric Co., Ltd.(a)	62,068
19,700	Toyota Industries Corp.(a)	990,791

		3,491,802

Automobiles (0.5%):
1,500	BAIC Motor Corp., Ltd., Class H(a)	980
6,000	Dongfeng Motor Corp., Class H(a)	6,008
927	Fiat Chrysler Automobiles NV(a)	13,859
63,600	Fuji Heavy Industries, Ltd.(a)	1,454,037
983	General Motors Co.(a)	36,469
3,548	Hero MotoCorp, Ltd.(a)	130,877
3,960	Maruti Suzuki India, Ltd.(a)	381,864
600	Mitsubishi Motors Corp.(a)	3,200
38,800	Suzuki Motor Corp.(a)	1,721,121

		3,748,415

Banks (1.5%):
68,436	ABN AMRO Group NV(a)	1,544,935
23,000	Agricultural Bank of China, Ltd., Class A(a)	10,606
2,896	Banco Bilbao Vizcaya Argentaria SA(a)	16,559
573	Banco Santander Brasil SA(a)	6,436
2,303	Bank of America Corp.(a)	63,540
7,000	Bank of China, Ltd.(a)	3,174
3,442	Barclays plc(a)	6,953
34	BB&T Corp.^(a)	1,582
29,000	China Citic Bank Co., Ltd.(a)	18,471
11,000	China Construction Bank(a)	9,430
9,247	Citigroup, Inc.(a)	575,348
5,872	Criteria Caixacorp SA(a)	18,352
271	Danske Bank A/S(a)	4,760
1,416	Fifth Third Bancorp(a)	35,712
511	Grupo Financiero Banorte SAB de C.V.(a)	2,779

Shares		Fair Value
Common Stocks, continued
Banks, continued
826	Hana Financial Holdings Group, Inc.(a)	$26,488
155,769	HSBC Holdings plc(a)	1,268,361
68,000	Industrial & Commercial Bank of China, Ltd, Class H(a)	49,806
1,329	Industrial Bank of Korea (IBK)(a)	16,450
27,898	JPMorgan Chase & Co.(a)	2,824,115
360	KB Financial Group, Inc.(a)	13,305
85	KeyCorp(a)	1,339
4,700	Mitsubishi UFJ Financial Group, Inc.(a)	23,331
70,100	PT Bank Central Asia Tbk(a)	136,763
1,341	Shinhan Financial Group Co., Ltd.(a)	49,681
2,280	Societe Generale(a)	66,089
100	Sumitomo Mitsui Financial Group, Inc.(a)	3,500
20,804	SunTrust Banks, Inc.(a)	1,232,637
1,381	Turkiye Is Bankasi AS, Class C(a)	1,366
2,742	U.S. Bancorp(a)	132,137
1,530	Unicredit SpA(a)	19,627
6,800	United Overseas Bank, Ltd.(a)	126,411
64,282	Wells Fargo & Co.(a)	3,106,105

		11,416,148

Beverages (0.1%):
65	Anheuser-Busch InBev NV(a)	5,455
546	Carlsberg A/S, Class B(a)	68,237
4,000	China Resources Enterprises, Ltd.(a)	16,839
2,644	Compania Cervecerias Unidas SA, ADR(a)	77,892
242	Diageo plc(a)	9,896
7,800	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A(a)	151,690
4,500	Kweichow Moutai Co., Ltd.(a)	574,313
12,700	Luzhou Laojiao Co., Ltd.(a)	126,012
89	Monster Beverage Corp.*(a)	4,858
1,582	PepsiCo, Inc.(a)	193,874
2,000	Tsingtao Brewery Co., Ltd., Class H(a)	9,438
9,400	Wuliangye Yibin Co., Ltd., Class A(a)	133,107

		1,371,611

Biotechnology (0.3%):
1,082	AbbVie, Inc.(a)	87,198
622	Amgen, Inc.(a)	118,168
2,845	Biogen Idec, Inc.*(a)	672,501
24,683	Gilead Sciences, Inc.(a)	1,604,642

		2,482,509

Building Products (0.1%):
4,203	Compagnie de Saint-Gobain SA(a)	152,447
5,300	Daikin Industries, Ltd.(a)	622,731
1,287	Fortune Brands Home & Security, Inc.(a)	61,274
3,075	Masco Corp.(a)	120,878
4,100	Nichias Corp.(a)	81,505

		1,038,835

Capital Markets (0.3%):
740	Ameriprise Financial, Inc.(a)	94,794
100	B3 SA- Brasil Bolsa Balcao(a)	820
631	Bank of New York Mellon Corp. (The)(a)	31,821
29,628	Charles Schwab Corp. (The)(a)	1,266,894
30	Deutsche Boerse AG(a)	3,846
494	Goldman Sachs Group, Inc. (The)(a)	94,843
22,821	Morgan Stanley(a)	963,046

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
2,866	Natixis(a)	$15,345
229	State Street Corp.(a)	15,070

		2,486,479

Chemicals (1.2%):
14,208	Air Products & Chemicals, Inc.(a)	2,713,159
14,000	Daicel Chemical Industries, Ltd.(a)	152,375
24,650	DowDuPont, Inc.(a)	1,314,092
1,292	Evonik Industries AG(a)	35,173
33,000	Formosa Chemicals & Fibre Corp.(a)	120,110
37,000	Formosa Plastics Corp.(a)	131,647
5,000	Hitachi Chemical Co., Ltd.(a)	111,222
893	Huntsman Corp.(a)	20,084
5,400	Kuraray Co., Ltd.(a)	68,849
556	LG Chem, Ltd.(a)	179,596
45,000	Nan Ya Plastics Corp.(a)	115,331
10,400	Nitto Denko Corp.(a)	548,387
599	Nutrien, Ltd.(a)	31,595
70,700	PTT Global Chemical Public Co., Ltd.(a)	149,990
16,800	Shin-Etsu Chemical Co., Ltd.(a)	1,413,398
60,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H(a)	28,586
5,700	Sumitomo Chemical Co., Ltd.(a)	26,613
11,000	Toagosei Co., Ltd.(a)	116,704
83,300	Toray Industries, Inc.(a)	533,588
29,300	Ube Industries, Ltd.(a)	604,463

		8,414,962

Commercial Services & Supplies (0.1%):
3,229	Country Garden Services Holdings Co., Ltd.(a)	6,013
13,424	KAR Auction Services, Inc.(a)	688,786
220	Waste Management, Inc.(a)	22,860

		717,659

Communications Equipment (0.0%†):
2,763	Cisco Systems, Inc.(a)	149,174
5,768	Nokia OYJ(a)	32,809
2,660	Telefonaktiebolaget LM Ericsson, Class B^(a)	24,410

		206,393

Construction & Engineering (0.1%):
2,853	Eiffage SA(a)	274,265
200	Kajima Corp.(a)	2,957
14,100	Kinden Corp.(a)	234,136
1,900	Kyudenko Corp.(a)	59,775
3,500	Maeda Road Construction Co., Ltd.(a)	68,206
3,400	Nippo Corp.(a)	63,506
4,300	Okumura Corp.(a)	136,836
17,700	Toda Corp.(a)	109,110

		948,791

Construction Materials (0.0%†):
1,500	Anhui Conch Cement Co., Ltd., Class A(a)	8,537
4,500	Anhui Conch Cement Co., Ltd., Class H(a)	27,485
10,613	Cemex SAB de C.V.*(a)	4,960
32,000	China Resources Cement Holdings, Ltd.(a)	33,018
10,400	Siam Cement PCL(a)	158,052

		232,052

Consumer Finance (0.0%†):
694	Ally Financial, Inc.(a)	19,078
301	Capital One Financial Corp.(a)	24,589

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
490	Discover Financial Services(a)	$34,868

		78,535

Containers & Packaging (0.0%†):
331	Packaging Corp. of America(a)	32,895

Distributors (0.0%†):
3,500	Canon Marketing Japan, Inc.(a)	69,020

Diversified Consumer Services (0.2%):
5,905	New Oriental Education & Technology Group, Inc., ADR*(a)	531,982
14,235	TAL Education Group, ADR*(a)	513,599

		1,045,581

Diversified Financial Services (0.0%†):
1,194	Berkshire Hathaway, Inc., Class B*(a)	239,863
123,000	Fubon Financial Holdings Co., Ltd.(a)	183,483

		423,346

Diversified Telecommunication Services (0.8%):
178	AT&T, Inc.(a)	5,582
13,794	Cellnex Telecom SA*(a)	404,818
46,888	Cellnex Telecom SAU^(a)	1,376,042
8,000	China Communications Services Corp., Ltd.(a)	7,150
237,000	Chunghwa Telecom Co., Ltd.(a)	841,699
78,000	HKT Trust & HKT, Ltd.(a)	125,402
3,000	Nippon Telegraph & Telephone Corp.(a)	127,539
60,100	Singapore Telecommunications, Ltd.(a)	134,131
556,049	Telecom Italia SpA*^(a)	345,869
47,157	Telecom Italia SpA(a)	26,855
48,372	Verizon Communications, Inc.(a)	2,860,236

		6,255,323

Electric Utilities (0.6%):
7	American Electric Power Co., Inc.(a)	586
6,509	CEZ(a)	153,015
22,000	CK Infrastructure Holdings, Ltd.(a)	180,612
16,500	CLP Holdings, Ltd.(a)	191,461
155,245	Enel SpA(a)	993,531
2,730	Eversource Energy(a)	193,694
2,653	Exelon Corp.(a)	132,995
4,851	FirstEnergy Corp.(a)	201,850
7,000	Hongkong Electric Holdings, Ltd.(a)	48,554
11,444	NextEra Energy, Inc.(a)	2,212,354
521	Scottish & Southern Energy plc(a)	8,071
3,945	Xcel Energy, Inc.(a)	221,748

		4,538,471

Electrical Equipment (0.4%):
352	Eaton Corp. plc(a)	28,357
26,155	Emerson Electric Co.(a)	1,790,833
4,700	GS Yuasa Corp.(a)	92,535
3,900	Mabuchi Motor Co., Ltd.(a)	136,197
86,300	Mitsubishi Electric Corp.(a)	1,113,770
193	Rockwell Automation, Inc.^(a)	33,864

		3,195,556

Electronic Equipment, Instruments & Components (0.1%):
2,108	ALPS Electric Co., Ltd.(a)	44,196
1,880	Corning, Inc.(a)	62,228
2,100	Hitachi, Ltd.(a)	68,242
60,320	Hon Hai Precision Industry Co., Ltd.(a)	144,456

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
6,800	Japan Aviation Electronics Industry, Ltd.(a)	$94,997
200	Keyence Corp.(a)	124,975
22,200	Murata Manufacturing Co., Ltd.(a)	1,110,197
17	Samsung Electro-Mechanics Co., Ltd., Series L(a)	1,564

		1,650,855

Energy Equipment & Services (0.0%†):
492	Helmerich & Payne, Inc.^(a)	27,336
2,479	Schlumberger, Ltd.(a)	108,010

		135,346

Entertainment (0.1%):
282	Ncsoft Corp.(a)	123,434
334	Tencent Music Entertainment Group, ADR*(a)	6,045
55	Vivendi Universal SA(a)	1,594
394	Walt Disney Co. (The)(a)	43,746
186,643	Zynga, Inc.*(a)	994,807

		1,169,626

Equity Real Estate Investment Trusts (0.5%):
595	American Tower Corp.(a)	117,251
3,003	Equinix, Inc.(a)	1,360,839
14,676	Equity Residential Property Trust(a)	1,105,396
13,500	Link REIT (The)(a)	157,868
9,983	Stockland Trust Group(a)	27,316
4,256	Unibail-Rodamco-Westfield^(a)	697,606
915	Vornado Realty Trust(a)	61,708
4,327	Welltower, Inc.(a)	335,775
6,629	Weyerhaeuser Co.(a)	174,608

		4,038,367

Food & Staples Retailing (0.0%†):
700	Aeon Co., Ltd.(a)	14,666
175	Costco Wholesale Corp.(a)	42,375
122	E-Mart Co., Ltd.(a)	18,505
6,789	Jeronimo Martins SGPS SA(a)	100,174
933	Koninklijke Ahold Delhaize NV(a)	24,839
196	Kroger Co. (The)(a)	4,822
1,900	Seven & I Holdings Co., Ltd.(a)	71,711
354	Sysco Corp.(a)	23,633
1,009	Wal-Mart Stores, Inc.(a)	98,407

		399,132

Food Products (1.2%):
75,400	Ajinomoto Co., Inc.(a)	1,206,668
42,956	Angel Yeast Co., Ltd., Class A(a)	173,099
40,984	Danone SA(a)	3,160,842
2,390	Mondelez International, Inc., Class A(a)	119,309
6	Nestle India, Ltd.(a)	949
35,358	Nestle SA, Registered Shares(a)	3,375,303
4,000	Tingyi (Caymen Is) Holding Corp.^(a)	6,593
80,000	Uni-President Enterprises Corp.(a)	194,721
170,000	Want Want China Holdings, Ltd.(a)	141,185
28,000	WH Group, Ltd.(a)	29,957

		8,408,626

Gas Utilities (0.2%):
3,500	Beijing Enterprises Holdings, Ltd.(a)	19,861
4,000	China Resources Gas Group, Ltd.(a)	18,853
50,300	Tokyo Gas Co., Ltd.(a)	1,361,174

		1,399,888

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (0.7%):
1,721	Abbott Laboratories(a)	$137,577
1,558	Baxter International, Inc.(a)	126,681
160	Edwards Lifesciences Corp.*(a)	30,613
18,400	HOYA Corp.(a)	1,217,745
29	Intuitive Surgical, Inc.*(a)	16,547
70,024	Koninklijke Philips Electronics NV(a)	2,856,270
671	Medtronic plc(a)	61,115
39,600	Olympus Co., Ltd.(a)	430,680
748	Stryker Corp.(a)	147,744
500	Sysmex Corp.(a)	30,337

		5,055,309

Health Care Providers & Services (1.6%):
4,100	Alfresa Holdings Corp.(a)	116,855
12,035	Anthem, Inc.(a)	3,453,804
502	Cardinal Health, Inc.^(a)	24,171
31,304	CVS Health Corp.(a)	1,688,225
20,337	DaVita, Inc.*(a)	1,104,096
24,529	Fresenius SE & Co. KGaA(a)	1,366,144
7,848	HCA Healthcare, Inc.(a)	1,023,222
154	Humana, Inc.(a)	40,964
348	McKesson Corp.(a)	40,737
4,600	Medipal Holdings Corp.(a)	109,424
26,613	NMC Health plc(a)	792,552
99,260	Notre Dame Intermedica Participacoes SA(a)	831,646
1,900	Suzuken Co., Ltd.(a)	110,134
3,992	UnitedHealth Group, Inc.(a)	987,062

		11,689,036

Hotels, Restaurants & Leisure (0.2%):
881	Carnival Corp., Class A^(a)	44,684
51,500	Genting Singapore, Ltd.(a)	39,609
261	McDonald’s Corp.(a)	49,564
530	Royal Caribbean Cruises, Ltd.(a)	60,749
400	Sands China, Ltd.(a)	2,010
15,301	Sodexo SA(a)	1,685,068
1,080	Starbucks Corp.(a)	80,287
662	Wyndham Worldwide Corp.(a)	26,804
3,548	Yum China Holdings, Inc.(a)	159,341
530	Yum! Brands, Inc.(a)	52,899

		2,201,015

Household Durables (0.0%†):
2,630	Berkeley Group Holdings plc (The)(a)	126,430
1,616	Coway Co., Ltd.(a)	134,418
602	LG Electronics, Inc.(a)	39,825
1,600	Panasonic Corp.(a)	13,848
1,600	Sony Corp.(a)	67,355

		381,876

Household Products (0.3%):
37,592	Colgate-Palmolive Co.(a)	2,576,555
890	Procter & Gamble Co. (The)(a)	92,605
500	Unicharm Corp.(a)	16,575

		2,685,735

Independent Power and Renewable Electricity Producers (0.1%):
1,736	AES Corp. (The)(a)	31,387
11,000	Cgn Power Co., Ltd., Class H(a)	3,068
1,000	China Longyuan Power Group Corp.(a)	696
12,793	NextEra Energy Partners LP^(a)	596,665
716	NRG Energy, Inc.(a)	30,416
7,532	Vistra Energy Corp.(a)	196,058

		858,290

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (0.0%†):
13,000	Citic, Ltd.(a)	$19,408
19,500	Fosun International, Ltd.(a)	33,102
2,492	General Electric Co.(a)	24,895
3,800	Jardine Matheson Holdings, Ltd.(a)	237,205
1,400	Toshiba Corp.(a)	44,627

		359,237

Insurance (0.5%):
101,000	Cathay Financial Holding Co., Ltd.(a)	147,218
6,959	Chubb, Ltd.(a)	974,816
2,345	Hartford Financial Services Group, Inc. (The)(a)	116,593
2,962	Manulife Financial Corp.(a)	50,098
28,564	Marsh & McLennan Cos., Inc.(a)	2,682,160
740	MetLife, Inc.(a)	31,502
12,631	Old Mutual, Ltd.^(a)	19,163
179	Progressive Corp. (The)(a)	12,904
315	Prudential Financial, Inc.(a)	28,942
286	Reinsurance Group of America, Inc.(a)	40,606
173	Swiss Re AG(a)	16,916
700	T&D Holdings, Inc.(a)	7,381
1,225	Travelers Cos., Inc. (The)(a)	168,021

		4,296,320

Interactive Media & Services (1.3%):
51	Alphabet, Inc., Class A*(a)	60,021
4,664	Alphabet, Inc., Class C*(a)	5,472,319
191	Baidu, Inc., ADR*(a)	31,486
8,560	Facebook, Inc., Class A*(a)	1,426,866
267	Sina Corp.*(a)	15,817
44,400	Tencent Holdings, Ltd.(a)	2,041,647
3,300	Yahoo! Japan Corp.(a)	8,095

		9,056,251

Internet & Direct Marketing Retail (0.6%):
4,673	Alibaba Group Holding, Ltd., ADR*^(a)	852,589
1,866	Amazon.com, Inc.*(a)	3,322,880
28	Booking Holdings, Inc.*(a)	48,857
921	eBay, Inc.(a)	34,206
426	Expedia, Inc.(a)	50,694
43,800	Start Today Co., Ltd.(a)	831,470

		5,140,696

IT Services (0.4%):
440	Accenture plc, Class C(a)	77,448
18	Adyen NV*(a)	14,117
89	Alliance Data Systems Corp.(a)	15,573
196	Automatic Data Processing, Inc.(a)	31,309
292	Cognizant Technology Solutions Corp., Class A(a)	21,155
966	DXC Technology Co.(a)	62,123
309	Fidelity National Information Services, Inc.(a)	34,948
8,221	FleetCor Technologies, Inc.*(a)	2,027,217
100	Fujitsu, Ltd.(a)	7,243
771	Global Payments, Inc.^(a)	105,257
1,660	HCL Technologies, Ltd.(a)	26,066
1,482	Infosys, Ltd.(a)	15,895
609	International Business Machines Corp.(a)	85,930
623	MasterCard, Inc., Class A(a)	146,685
591	Paychex, Inc.^(a)	47,398
503	PayPal Holdings, Inc.*(a)	52,232
63	Samsung SDS Co., Ltd.(a)	13,042
601	Tata Consultancy Services, Ltd.(a)	17,372
287	VeriSign, Inc.*(a)	52,108

Shares		Fair Value
Common Stocks, continued
IT Services, continued
1,064	Visa, Inc., Class A^(a)	$166,186

		3,019,304

Life Sciences Tools & Services (0.0%†):
105	Agilent Technologies, Inc.(a)	8,440
105	Illumina, Inc.*(a)	32,622
531	Thermo Fisher Scientific, Inc.(a)	145,346

		186,408

Machinery (0.4%):
266	Caterpillar, Inc.(a)	36,040
133	Cummins, Inc.(a)	20,997
1,778	Doosan Bobcat, Inc.(a)	48,453
14,340	Dover Corp.(a)	1,345,092
6,900	Hino Motors, Ltd.(a)	58,292
12,424	Knorr-Bremse AG*(a)	1,233,807
700	Mitsubishi Heavy Industries, Ltd.(a)	29,120
1,062	Sandvik AB(a)	17,264
5,300	Sany Heavy Industry Co., Ltd.(a)	10,122

		2,799,187

Media (1.5%):
7,864	Charter Communications, Inc., Class A*^(a)	2,728,099
108,355	Comcast Corp., Class A(a)(c)	4,332,032
660	Grupo Televisa SAB(a)	1,462
15,329	I-Cable Communications, Ltd.*(a)	203
2,426	Liberty Broadband Corp., Class A*(a)	222,319
10,278	Liberty Broadband Corp., Class C*(a)	942,904
919	Liberty Global plc, Series C*(a)	22,249
31,604	Liberty Global plc, Class A*(a)	787,572
8,555	Liberty SiriusXM Group, Class A*(a)	326,630
14,336	Liberty SiriusXM Group, Class C*(a)	548,209
9	MultiChoice Group, Ltd.*(a)	75
8,500	Nippon Television Holdings, Inc.(a)	127,704
1,936	Omnicom Group, Inc.(a)	141,309
549	Publicis Groupe SA(a)	29,447
76,761	RAI Way SpA(a)	396,248
6,400	TV Asahi Holdings Corp.(a)	112,720
60	WPP plc(a)	636

		10,719,818

Metals & Mining (0.4%):
10,000	Angang Steel Co., Ltd.(a)	7,311
233	BHP Billiton, Ltd.(a)	6,365
12,500	China Hongqiao Group, Ltd.(a)	9,419
2,100	DOWA Mining Co.(a)	69,213
8,311	Glencore International plc(a)	34,560
232	Goldcorp, Inc.(a)	2,655
400	JFE Holdings, Inc.(a)	6,803
54	Kumba Iron Ore, Ltd.(a)	1,613
34,557	Newcrest Mining, Ltd.(a)	624,275
31,781	Newmont Mining Corp.(a)	1,136,806
683	POSCO(a)	152,759
254	Rio Tinto, Ltd.(a)	17,713
726	Southern Copper Corp.^(a)	28,808
1,399	Teck Cominco, Ltd., Class B(a)	32,373
18,200	Tokyo Steel Manufacturing Co., Ltd.(a)	158,385
216	Vale SA(a)	2,810
27,245	Wheaton Precious Metals Corp.(a)	648,603
2,700	Yamato Kogyo Co., Ltd.(a)	73,885
42,000	Zijin Mining Group Co., Ltd.(a)	17,388
3,100	Zijin Mining Group Co., Ltd.(a)	1,616

		3,033,360

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.3%):
18,070	Dollar Tree, Inc.*(a)	$1,898,073
434	Kohl’s Corp.^(a)	29,846
436	Target Corp.(a)	34,993

		1,962,912

Multi-Utilities (0.1%):
3,879	AGL Energy, Ltd.(a)	59,969
707	CenterPoint Energy, Inc.(a)	21,705
3,632	CMS Energy Corp.(a)	201,721
2,077	Engie Group(a)	30,981
4,206	National Grid plc(a)	46,761
6,922	Sempra Energy^(a)	871,203

		1,232,340

Oil, Gas & Consumable Fuels (3.2%):
1,221	Anadarko Petroleum Corp.(a)	55,531
776	Chevron Corp.(a)	95,588
31,100	China Petroleum & Chemical Corp., Class A(a)	26,598
78,000	China Petroleum & Chemical Corp., Class H(a)	61,516
11,500	China Shenhua Energy Co., Ltd.(a)	26,276
24,000	CNOOC, Ltd.(a)	44,845
39,839	Coal India, Ltd.(a)	136,324
450	ConocoPhillips Co.(a)	30,033
709	Devon Energy Corp.(a)	22,376
51,852	Enbridge, Inc.(a)	1,878,190
1,874	ENI SpA(a)	33,101
51,176	Exxon Mobil Corp.(a)	4,135,021
941	Fieldwood Energy LLC*(a)(d)	32,935
3,485	Fieldwood Energy LLC*(a)(d)	121,975
26,000	Formosa Petrochemical Corp.(a)	97,514
3,472	Hindustan Petroleum Corp., Ltd.(a)	14,232
97	Husky Energy, Inc.(a)	962
1,073	Imperial Oil, Ltd.(a)	29,294
21,244	Marathon Petroleum Corp.(a)	1,271,453
399	Occidental Petroleum Corp.(a)	26,414
40,040	Oil & Natural Gas Corp., Ltd.(a)	92,365
27,651	ONEOK, Inc.(a)	1,931,146
10,000	PetroChina Co., Ltd., Class H(a)	6,484
1,155	Phillips 66(a)	109,921
93,741	Reliance Industries, Ltd.(a)	1,841,313
18,946	Royal Dutch Shell plc, Class A, ADR(a)	1,185,830
1,571	Royal Dutch Shell plc, Class A(a)	49,355
101,841	Royal Dutch Shell plc, Class A(a)	3,194,759
1,571	Royal Dutch Shell plc, Class B(a)	49,649
11,903	Snam SpA(a)	61,223
1,325	S-Oil Corp.(a)	104,587
634	Statoil ASA(a)	13,899
56,431	Suncor Energy, Inc.(a)	1,829,087
47,500	Thai Oil Public Co., Ltd.(a)	104,150
554	Total SA, ADR(a)	30,830
43,760	TransCanada Corp.(a)	1,965,631
434	Valero Energy Corp.(a)	36,816
127,558	Williams Cos., Inc. (The)(a)	3,663,466
12,000	Yanzhou Coal Mining Co.(a)	11,785

		24,422,474

Paper & Forest Products (0.0%†):
386,370	Quintis Pty, Ltd.*(a)(b)(d)	194,742

Personal Products (0.0%†):
18	Estee Lauder Co., Inc. (The), Class A(a)	2,980
39	L’Oreal SA(a)	10,495
500	Shiseido Co., Ltd.(a)	36,193

		49,668

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (1.3%):
239	Allergan plc(a)	$34,992
1,071	Aspen Pharmacare Holdings, Ltd.(a)	6,910
56,700	Astellas Pharma, Inc.(a)	850,842
17,741	Bayer AG, Registered Shares(a)	1,146,424
1,490	Bristol-Myers Squibb Co.(a)	71,088
200	Eisai Co., Ltd.(a)	11,251
2,785	GlaxoSmithKline plc(a)	57,767
1,395	Gw Pharmaceuticals, ADR*(a)	235,155
32,170	Johnson & Johnson Co.(a)	4,497,045
600	Kyowa Hakko Kogyo Co., Ltd.(a)	13,078
2,334	Merck & Co., Inc.(a)	194,119
200	Mitsubishi Tanabe Pharma Corp.(a)	2,675
607	Mylan NV*(a)	17,202
7,261	Novo Nordisk A/S, Class B(a)	380,205
1,400	Ono Pharmaceutical Co., Ltd.(a)	27,534
400	Otsuka Holdings Co., Ltd.(a)	15,814
61,294	Pfizer, Inc.(a)	2,603,156
68	Roche Holding AG(a)	18,750
4,039	Sanofi-Aventis SA(a)	357,119
100	Shionogi & Co., Ltd.(a)	6,202
200	Takeda Pharmacuetical Co., Ltd.(a)	8,187
327	Zoetis, Inc.(a)	32,919

		10,588,434

Professional Services (0.0%†):
350	Experian plc(a)	9,482

Real Estate Management & Development (0.7%):
12,000	Agile Property Holdings, Ltd.(a)	19,459
595,000	CapitaLand, Ltd.(a)	1,607,517
500	CK Asset Holdings, Ltd.(a)	4,445
6,000	Country Garden Holdings Co., Ltd.(a)	9,369
300	Daiwa House Industry Co., Ltd.(a)	9,546
93,000	Hang Lung Properties, Ltd.(a)	226,979
5,500	Hongkong Land Holdings, Ltd.(a)	39,148
4,000	Hysan Development Co., Ltd.(a)	21,426
2,000	Logan Property Holdings Co., Ltd.(a)	3,312
8,100	Mitsubishi Estate Co., Ltd.(a)	147,139
52,000	Sino Land Co., Ltd.(a)	100,547
109,666	Sun Hung Kai Properties, Ltd.(a)	1,881,664
10,500	Swire Pacific, Ltd., Class A(a)	135,245
2,036	Vonovia SE(a)	105,524
17,000	Wharf Real Estate Investment Co., Ltd.(a)	126,571

		4,437,891

Road & Rail (0.3%):
378	Canadian National Railway Co.(a)	33,842
159	Canadian Pacific Railway, Ltd., Class 1(a)	32,764
76,200	ComfortDelGro Corp., Ltd.(a)	144,868
1,644	CSX Corp.(a)	123,005
800	Daqin Railway Co., Ltd., Class A(a)	993
21,600	East Japan Railway Co.(a)	2,089,326
308	Norfolk Southern Corp.(a)	57,562
5,000	Seino Holdings Co., Ltd.(a)	66,740
427	Union Pacific Corp.(a)	71,394

		2,620,494

Semiconductors & Semiconductor Equipment (0.3%):
277	ASML Holding NV(a)	52,048
3	Broadcom, Inc.(a)	902
1,000	Globalwafers Co., Ltd.(a)	9,881
2,503	Intel Corp.(a)	134,411
355	KLA-Tencor Corp.(a)	42,391
1,000	MediaTek, Inc.(a)	9,152
804	Micron Technology, Inc.*(a)	33,229

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
661	NXP Semiconductors NV(a)	$58,426
21,406	QUALCOMM, Inc.(a)	1,220,784
7,600	ROHM Co., Ltd.(a)	476,592
75,000	Taiwan Semiconductor Manufacturing Co., Ltd.(a)	600,044

		2,637,860

Software (1.5%):
380	Adobe Systems, Inc.*(a)	101,266
242	Autodesk, Inc.*(a)	37,708
60,698	Cloudera, Inc.*^(a)	664,036
17,118	Domo, Inc., Class B*(a)	690,369
51,433	Dropbox, Inc., Class A*(a)	1,121,239
498	Intuit, Inc.(a)	130,182
32,439	Microsoft Corp.(a)	3,825,857
300	Oracle Corp.(a)	20,182
10,759	Oracle Corp.(a)	577,866
374	SAP AG(a)	43,208
1,241	Symantec Corp.(a)	28,531
68,532	Uber Technologies, Inc.*(a)(b)(d)	3,521,174
457	VMware, Inc., Class A(a)	82,493

		10,844,111

Specialty Retail (0.1%):
294	Home Depot, Inc. (The)(a)	56,416
308,207	Kingfisher plc(a)	943,177
2,341	Lowe’s Cos., Inc.(a)	256,269
3,625	Petrobras Distribuidora SA(a)	21,436
417	Ross Stores, Inc.(a)	38,823
700	Shimamura Co., Ltd.(a)	59,301

		1,375,422

Technology Hardware, Storage & Peripherals (0.8%):
23,969	Apple, Inc.(a)	4,552,912
25	Dell Technologies, Inc., Class C*(a)	1,467
2,279	Hewlett Packard Enterprise Co.(a)	35,165
881	HP, Inc.(a)	17,118
1,274	Samsung Electronics Co., Ltd.(a)	50,104
24,854	Western Digital Corp.^(a)	1,194,483

		5,851,249

Textiles, Apparel & Luxury Goods (0.0%†):
178	Adidas AG(a)	43,238
128	Kering(a)	73,603
895	Nike, Inc., Class B(a)	75,368
239	PVH Corp.(a)	29,146
321	VF Corp.(a)	27,898

		249,253

Thrifts & Mortgage Finance (0.2%):
41,069	Housing Development Finance Corp., Ltd.(a)	1,167,468

Tobacco (0.7%):
37,781	Altria Group, Inc.(a)	2,169,762
10,514	KT&G Corp.(a)	958,760
19,017	Philip Morris International, Inc.(a)	1,680,913

		4,809,435

Trading Companies & Distributors (0.0%†):
700	Mitsui & Co., Ltd.(a)	10,889

Transportation Infrastructure (0.0%†):
70,000	Beijing Capital International Airport Co., Ltd.(a)	66,437
2,000	Jiangsu Expressway Co., Ltd., Series H(a)	2,828
3,400	Kamigumi Co., Ltd.(a)	78,869

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
30,100	Malaysia Airports Holdings Berhad(a)	$53,466
12,000	Zhejiang Expressway Co., Ltd.(a)	13,775

		215,375

Water Utilities (0.0%†):
1,957	American Water Works Co., Inc.^(a)	204,037

Wireless Telecommunication Services (0.5%):
31,900	Advanced Information Service plc(a)	185,303
46,198	America Movil SAB de C.V., Series L(a)	33,042
5,000	China Mobile, Ltd.(a)	51,130
143,000	Far EasTone Telecommunications Co., Ltd.(a)	344,553
84,300	Intouch Holdings Public Co., Ltd.(a)	152,927
6,700	KDDI Corp.(a)	144,549
646	SK Telecom Co., Ltd.(a)	143,137
114,000	Taiwan Mobile Co., Ltd.(a)	412,413
1,258	Tim Participacoes SA(a)	3,789
1,276,712	Vodafone Group plc(a)	2,325,747

		3,796,590

Total Common Stocks (Cost $193,554,239)		217,846,989

Preferred Stocks (0.4%):
Banks (0.1%):
13,017	Citigroup Capital XIII, Series A, 7.99%, 4/26/19(a)	356,015
18,580	Itau Unibanco Holding SA, Series S, 4.18%, 1/3/20(a)	163,407
75,000	USB Capital IX, 3.81%, 10/29/49(US0003M+102bps), Callable 5/6/19 @ 100(a)	58,594

		578,016

Chemicals (0.0%†):
779	Braskem SA, Class A, 3.85%, 5/8/19(a)	10,129

Consumer Finance (0.0%†):
14,377	GMAC Capital Trust I, Series 2, 7.85%, 5/13/19(a)	374,377

Health Care Providers & Services (0.0%†):
143,925	Grand Rounds, Inc., Series C*(a)(b)(d)	367,009

Household Products (0.1%):
9,909	Henkel AG & Co. KGaA, 1.88%, 4/3/20(a)	1,011,113

Software (0.2%):
116,157	Palantir Technologies, Inc., Series I*(a)(b)(d)	737,597

Technology Hardware, Storage & Peripherals (0.0%†):
874	Samsung Electronics Co., Ltd., 4.60%, 7/8/19(a)	27,961

Total Preferred Stocks (Cost $2,992,268)		3,106,202

Convertible Preferred Stocks (0.2%):
Banks (0.0%†):
116	Wells Fargo & Co., Series L, Class A, 5.80%, 2/27/19(a)	149,913

Wireless Telecommunication Services (0.2%):
5,627	Mandatory Exchange Trust, 5.75%, 3/1/19(a)(e)	1,144,587

Total Convertible Preferred Stocks (Cost $648,854)		1,294,500

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (0.0%†):
Household Durables (0.0%†):
$ 23,389	Jawbone, 0.00%*(a)(b)(e)	—

Internet Software & Services (0.0%†):
5,547	Lookout, Inc., 0.00%*(a)(b)(d)	55
63,925	Lookout, Inc. Preferred Shares, Series F, 0.00%*(a)(b)(d)	365,012

Total Private Placements (Cost $793,586)		365,067

Convertible Bonds (0.0%†):
Food Products (0.0%†):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(e)	—

Real Estate Management & Development (0.0%†):
250,000	CapitaLand, Ltd., 1.95%, 10/17/23+(a)(e)	183,132

Total Convertible Bonds (Cost $575,639)		183,132

Bank Loans (0.1%):
Hotels, Restaurants & Leisure (0.1%):
354,904	Hilton Worldwide Finance LLC, 3.33% (LIBOR+175 bps), 10/25/23(a)	354,017

Oil, Gas & Consumable Fuels (0.0%†):
111,961	Fieldwood Energy LLC, 7.77% (LIBOR+525 bps), 4/11/22(a)	107,483
151,147	Fieldwood Energy LLC, 9.77% (LIBOR+725 bps), 4/11/23(a)	127,530

		235,013

Total Bank Loans (Cost $609,303)		589,030

Corporate Bonds (2.0%):
Aerospace & Defense (0.1%):
272,000	Northrop Grumman Corp., 2.55%, 10/15/22, Callable 9/15/22 @ 100(a)	268,959
700,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(a)(e)	726,250

		995,209

Banks (0.4%):
272,000	Bank of America Corp., 3.30%, 1/11/23, MTN(a)	276,006
246,000	Bank of America Corp., 4.13%, 1/22/24, MTN(a)	257,901
60,000	Bank of America Corp., 3.86% (US0003M+94 bps), 7/23/24, Callable 7/23/23 @ 100(a)	61,408
151,000	Bank of America Corp., 4.00%, 1/22/25, MTN(a)	154,261
611,000	Citigroup, Inc., Series O, 5.87% (US0003M+406 bps), Callable 3/27/20 @ 100(a)	616,347
248,000	Citigroup, Inc., Series Q, 5.95% (US0003M+410 bps), Callable 8/15/20 @ 100(a)	251,410
54,000	Wells Fargo & Co., 3.07%, 1/24/23, Callable 1/24/22 @ 100(a)	54,081
174,000	Wells Fargo & Co., 3.75%, 1/24/24, Callable 12/24/23 @ 100, MTN(a)	178,820

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$370,000	Wells Fargo Bank NA, 3.55%, 8/14/23, Callable 7/14/23 @ 100(a)	$379,565

		2,229,799

Biotechnology (0.1%):
272,000	Gilead Sciences, Inc., 3.25%, 9/1/22, Callable 7/1/22 @ 100(a)	277,008
301,000	Gilead Sciences, Inc., 3.70%, 4/1/24, Callable 1/1/24 @ 100(a)	310,744

		587,752

Capital Markets (0.1%):
272,000	Goldman Sachs Group, Inc., 2.91% (US0003M+105 bps), 6/5/23, Callable 6/5/22 @ 100(a)	268,692
317,000	Goldman Sachs Group, Inc., 3.63%, 2/20/24, Callable 1/20/24 @ 100(a)	320,631
289,000	Goldman Sachs Group, Inc., Series M, 5.38% (US0003M+392 bps), Callable 5/10/20 @ 100(a)	291,168
204,000	Morgan Stanley, Series H, 5.45% (US0003M+361 bps), Callable 7/15/19 @ 100(a)	204,510

		1,085,001

Consumer Finance (0.1%):
582,000	American Express Co., 3.70%, 8/3/23, Callable 7/3/23 @ 100(a)	595,865
186,000	American Express Co., Series C, 4.90% (US0003M+329 bps), Callable 3/15/20 @ 100(a)	185,449
142,000	Capital One Finance Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100(a)	140,537
196,000	Capital One Financial Corp., 3.20%, 1/30/23, Callable 12/30/22 @ 100(a)	196,313

		1,118,164

Diversified Financial Services (0.0%†):
225,000	BP Capital Markets America, Inc., 3.79%, 2/6/24, Callable 1/6/24 @ 100^(a)	233,207

Diversified Telecommunication Services (0.0%†):
48,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21(a)	51,480
302,000	Verizon Communications, 3.50%, 11/1/24, Callable 8/1/24 @ 100^(a)	308,381

		359,861

Electric Utilities (0.1%):
255,000	NextEra Energy Capital Holdings, Inc., 2.90%, 4/1/22(a)	254,736
242,000	Vistra Operations Co. LLC, 5.63%, 2/15/27, Callable 2/15/22 @ 102.81(a)(e)	251,680

		506,416

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts (0.0%†):
$ 57,000	AvalonBay Communities, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100(a)	$58,360
109,000	Simon Property Group, LP, 2.75%, 6/1/23, Callable 3/1/23 @ 100(a)	108,595

		166,955

Food & Staples Retailing (0.0%†):
277,000	Walgreen Co., 3.10%, 9/15/22(a)	277,209

Health Care Equipment & Supplies (0.1%):
374,000	Becton Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100(a)	370,598
120,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100(a)	119,817
271,000	Becton, Dickinson & Co., 3.13%, 11/8/21(a)	271,337

		761,752

Health Care Providers & Services (0.2%):
836,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100(a)	848,401
369,000	Halfmoon Parent, Inc., 3.40%, 9/17/21(a)(e)	372,608
314,000	Halfmoon Parent, Inc., 3.75%, 7/15/23, Callable 6/15/23 @ 100(a)(e)	321,936

		1,542,945

Hotels, Restaurants & Leisure (0.1%):
173,000	McDonald’s Corp., 3.35%, 4/1/23, Callable 3/1/23 @ 100, MTN^(a)	176,413
272,000	Starbucks Corp., 3.10%, 3/1/23, Callable 2/1/23 @ 100^(a)	274,350

		450,763

Insurance (0.1%):
156,000	Marsh & McLennan Cos., Inc., 3.88%, 3/15/24, Callable 2/15/24 @ 100^(a)	161,826
155,000	Prudential Financial, Inc., 5.87% (US0003M+418 bps), 9/15/42, Callable 9/15/22 @ 100(a)	164,506
103,000	Prudential Financial, Inc., 5.63% (US0003M+392 bps), 6/15/43, Callable 6/15/23 @ 100(a)	107,378

		433,710

Internet & Direct Marketing Retail (0.0%†):
146,000	eBay, Inc., 2.75%, 1/30/23, Callable 12/30/22 @ 100^(a)	144,141

Media (0.1%):
539,000	Comcast Corp., 3.70%, 4/15/24, Callable 3/15/24 @ 100(a)	556,751
200,000	NBCUniversal Enterprise, Inc., 5.25%, Callable 3/19/21 @ 100(a)(e)	203,379

		760,130

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels (0.1%):
$84,000	Energy Transfer Partners LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100(a)	$85,132
373,000	Enterprise Products Operating LLC, 3.35%, 3/15/23, Callable 12/15/22 @ 100(a)	378,459
85,000	Enterprise Products Operating LLC, 3.90%, 2/15/24, Callable 11/15/23 @ 100(a)	88,484
83,000	Enterprise Products Operating LLC, 3.75%, 2/15/25, Callable 11/15/24 @ 100(a)	85,582
219,000	Williams Companies, Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100(a)	221,972
126,000	Williams Companies, Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100(a)	132,421

		992,050

Personal Products (0.0%†):
25,000	Edgewell Personal Care Co., 4.70%, 5/19/21(a)	25,375

Pharmaceuticals (0.0%†):
133,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)(e)	138,151

Semiconductors & Semiconductor Equipment (0.1%):
460,000	Broadcom, Inc., 3.13%, 4/15/21(a)(e)	459,899
137,000	Qualcomm, Inc., 2.60%, 1/30/23, Callable 12/30/22 @ 100^(a)	135,300
354,000	Qualcomm, Inc., 2.90%, 5/20/24, Callable 3/20/24 @ 100(a)	347,966

		943,165

Technology Hardware, Storage & Peripherals (0.1%):
475,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100(a)	483,797
456,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100(a)	459,905

		943,702

Tobacco (0.1%):
75,000	Altria Group, Inc., 3.49%, 2/14/22, Callable 1/14/22 @ 100^(a)	76,132
155,000	Altria Group, Inc., 3.80%, 2/14/24, Callable 1/14/24 @ 100^(a)	157,616
243,000	Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100(a)	250,241
109,000	Philip Morris International, Inc., 3.60%, 11/15/23(a)	112,026

		596,015

Total Corporate Bonds (Cost $15,029,734)		15,291,472

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds (2.6%):
Banks (0.1%):
$ 330,000	Lloyds TSB Bank plc, Series E, 13.00%(GUKG5+1,340bps), Callable 1/22/29 @ 126+(a)	$729,732

Sovereign Bond (2.5%):
1,160,000	Australian Government, 3.00%, 3/21/47+(a)(e)	922,565
2,569,966	Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/28+(a)(e)	3,053,877
911,000	Canadian Government, 0.75%, 3/1/21+(a)	671,435
313,850,000	Japan Treasury Discount Bill, Series 804, 0.00%, 4/4/19+(a)(f)	2,832,342
207,600,000	Japan Treasury Discount Bill, Series 809, 0.00%, 4/22/19+(a)(f)	1,873,567
249,200,000	Japan Treasury Discount Bill, Series 810, 0.00%, 5/9/19+(a)(f)	2,249,135
246,900,000	Japan Treasury Discount Bill, Series 811, 0.00%, 5/13/19+(a)(f)	2,228,426
247,050,000	Japan Treasury Discount Bill, Series 813, 0.00%, 5/20/19+(a)(f)	2,229,851
247,650,000	Japan Treasury Discount Bill, Series 814, 0.00%, 5/27/19+(a)(f)	2,235,380
310,000	Republic of Argentina, 3.38%, 1/15/23+(a)	277,396
100,000	Republic of Argentina, 5.25%, 1/15/28+(a)	82,132
657,509	Republic of Argentina, 7.82%, 12/31/33+(a)	637,568

		19,293,674

Total Foreign Bonds (Cost $20,408,684)		20,023,406

Yankee Dollars (0.9%):
Banks (0.4%):
282,000	HSBC Holdings plc, 3.26% (US0003M+106 bps), 3/13/23, Callable 3/13/22 @ 100(a)	282,678
614,000	HSBC Holdings plc, 6.38% (USISDA05+371 bps), Callable 9/17/24 @ 100^(a)	623,210
200,000	HSBC Holdings Plc, 3.80% (US0003M+121 bps), 3/11/25, Callable 3/11/24 @ 100(a)	202,320
410,000	ING Groep NV, 4.10%, 10/2/23(a)	420,597
200,000	ING Groep NV, 6.00% (USSW5+445 bps), Callable 4/16/20 @ 100(a)	198,500
836,000	Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23^(a)	867,360

		2,594,665

Capital Markets (0.0%†):
207,000	UBS Group AG, 4.13%, 9/24/25(a)(e)	213,052

Diversified Financial Services (0.0%†):
80,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 5/6/19 @ 104^(a)(e)	83,400

Food Products (0.0%†):
208,000	Danone SA, 2.59%, 11/2/23, Callable 9/2/23 @ 100(a)(e)	203,936

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Interactive Media & Services (0.0%†):
$ 220,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100(a)	$228,253

Paper & Forest Products (0.1%):
40,720	Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63(a)(b)(e)	40,720
753,320	Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 5/6/19 @ 90(a)(b)(e)	753,320

		794,040

Pharmaceuticals (0.0%†):
258,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100(a)	260,130
205,000	Takeda Pharmaceutical Co., Ltd., 3.80%, 11/26/20(a)(e)	208,098

		468,228

Road & Rail (0.0%†):
517,099	Inversiones Alsacia SA, 8.00%, 12/31/18(a)(d)	12,927

Sovereign Bond (0.4%):
1,142,000	Republic of Argentina, 6.88%, 1/26/27(a)	919,310
1,556,000	Republic of Argentina, 5.88%, 1/11/28^(a)	1,190,340

		2,109,650

Total Yankee Dollars (Cost $7,291,745)		6,708,151

U.S. Treasury Obligations (14.6%):
U.S. Treasury Bills (2.1%)
2,000,000	1.22%, 4/2/19(a)(f)	1,999,865
1,000,000	2.16%, 4/11/19(a)(f)	999,340
4,000,000	2.26%, 4/18/19(a)(f)	3,995,486
3,000,000	2.30%, 4/23/19(a)(f)	2,995,591
6,000,000	2.29%, 5/2/19(a)(f)	5,987,832

		15,978,114

U.S. Treasury Inflation Index Bond (0.5%)
3,498,047	0.63%, 4/15/23(a)	3,522,852

U.S. Treasury Notes (12.0%)
1,500,000	1.50%, 11/30/19(g)	1,490,625
22,637,100	2.88%, 9/30/23(a)	23,245,471
8,472,200	2.63%, 12/31/23(a)	8,616,492
19,288,900	2.50%, 1/31/24(a)	19,511,927
12,261,100	2.38%, 2/29/24(a)	12,341,563
7,174,900	2.13%, 3/31/24(a)	7,134,542
6,033,000	3.13%, 10/31/25(a)(c)	6,283,747
1,904,100	2.88%, 11/30/25(a)	1,968,958
11,865,100	2.63%, 1/31/26(a)(c)	12,093,133

		92,686,458

Total U.S. Treasury Obligations (Cost $110,288,724)		112,187,424

Purchased Options (0.0%†):
Total Purchased Options (Cost $1,646,936)		569,050

Purchased Currency Options (0.0%†):
Total Purchased Currency Options (Cost $184,694)		85,836

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Interest Rate Cap (0.0%†):
Total Purchased Interest Rate Cap (Cost $120,131)		$110,825

Exchange Traded Funds (0.7%):
277,711	iShares Gold Trust(g)	3,438,062
15,077	SPDR Gold Trust(c)(g)	1,839,545

Total Exchange Traded Funds (Cost $5,370,664)		5,277,607

Short-Term Securities Held as Collateral for Securities on Loan (1.9%):
$14,858,172	Short-Term Investments(h)	14,858,172

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $14,858,172)		14,858,172

Affiliated Investment Companies (44.9%):
Fixed Income Funds (27.4%):
19,352,464	AZL Enhanced Bond Index Fund	211,135,384
International Equity Funds (17.5%):
11,928,916	AZL MSCI Global Equity Index Fund	134,558,174

Total Affiliated Investment Companies (Cost $317,683,330)		345,693,558

Unaffiliated Investment Company (0.2%):
1,245,889	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(f)(g)	1,245,889

Total Unaffiliated Investment Company (Cost $1,245,889)		1,245,889

Total Investment Securities
(Cost $693,302,592) - 96.8%		745,436,310
Net other assets (liabilities) - 3.2%		23,038,316

Net Assets - 100.0%		$768,474,626

Percentages indicated are based on net assets as of March 31, 2019.

ADR	-	American Depositary Receipt
GUKG5	-	UK Govt Bonds 5 Year Note Generic Bid Yield
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SPDR	-	Standard & Poor’s Depository Receipts
US0003M	-	3 Month US Dollar LIBOR
USISDA05	-	5 Year ICE Swap Rate
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019, was $14,508,409.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2019. The total of all such securities represent 0.78% of the net assets of the fund.

(c)	All or a portion of this security has been pledged as collateral for open derivative positions.
(d)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent 0.70% of the net assets of the fund.

(e)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(f)	The rate represents the effective yield at March 31, 2019.
(g)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(h)

Represents various short-term investments purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2019.

†	Represents less than 0.05%.

Amounts shown as “—” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2019:

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Country	Percentage
Argentina	0.5%
Australia	0.3%
Belgium	— %†
Bermuda	— %†
Brazil	0.3%
Canada	1.0%
Cayman Islands	0.1%
Chile	— %†
China	0.7%
Czech Republic	— %†
Denmark	0.1%
European Community	— %†
Finland	— %†
France	1.2%
Germany	1.0%
Hong Kong	0.5%
India	0.5%
Indonesia	— %†
Ireland (Republic of)	— %†
Italy	0.3%
Japan	5.5%
Jersey	— %†
Liberia	— %†
Luxembourg	— %†
Malaysia	— %†
Mexico	— %†
Netherlands	0.7%
Norway	— %†
Panama	— %†
Portugal	— %†
Republic of Korea (South)	0.3%
Singapore	0.3%
South Africa	— %†
Spain	0.2%
Sweden	— %†
Switzerland	0.6%
Taiwan, Province Of China	0.5%
Thailand	0.1%
Turkey	— %†
United Arab Emirates	0.1%
United Kingdom	1.6%
United States	83.6%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Securities Sold Short (0.0%):(a)

At March 31, 2019, the Fund’s securities sold short were as follows:
Security Description	Shares	Proceeds Received	Fair Value
Common Stocks
Electronic Equipment, Instruments & Components
Yaskawa Electric Corp.	(9,800)	$(312,588)	$(309,909)
Semiconductors & Semiconductor Equipment
SUMCO Corp.	(20,000)	(309,987)	(224,083)

		$(622,575)	$(533,992)

Futures Contracts

Cash of $38,972,975 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 June Futures (Euro)(a)	6/21/19	141	$(5,174,544)	$(115,265)
NASDAQ 100 E-Mini June Futures (U.S. Dollar)(a)	6/21/19	17	(2,516,170)	(56,345)
Nikkei 225 Index June Futures (Japanese Yen)(a)	6/13/19	3	(287,790)	1,373
S&P 500 Index E-Mini June Futures (U.S. Dollar)(a)	6/21/19	4	(567,560)	(3,701)

				$(173,938)

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/21/19	135	19,155,150	560,498
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/19	154	19,129,695	284,453

				$844,951

Total Net Futures Contracts				$671,013

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Contracts for Differences(a)

At March 31, 2019, the Fund’s open over-the-counter equity contracts for differences were as follows:

Reference Entity	Counterparty	Long/ Short	Currency	Financing Rate	Expiration Date	Trade Notional	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AAC Technologies Holdings, Inc.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	$3,000	$(27,233)	$9,507
Activision Blizzard, Inc.	JPMorgan Chase	Short	USD	2.23%	12/30/39	129	(5,619)	(255)
Advantech Co., Ltd.	Citigroup	Short	TWD	(1.75)%	12/30/39	3,000	(20,425)	(4,497)
Alibaba Health Information Technology, Ltd.	Citigroup	Short	HKD	(1.00)%	12/30/39	10,000	(9,683)	(1,869)
AmerisourceBergen Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	158	(12,382)	(182)
Aptiv plc	Citigroup	Short	USD	(0.18)%	12/30/39	208	(16,867)	333
ASE Technology Holding Co., Ltd.	JPMorgan Chase	Short	TWD	2.10%	12/30/39	1,000	(2,387)	193
Autohome, Inc.	JPMorgan Chase	Short	USD	1.63%	12/30/39	255	(20,562)	(6,244)
Baker Hughes	Citigroup	Short	USD	(0.18)%	12/30/39	324	(7,030)	(1,952)
Barrick Gold Corp.	JPMorgan Chase	Short	CAD	2.15%	12/30/39	276	(3,124)	(671)
Bollore NV	JPMorgan Chase	Short	EUR	2.22%	12/30/39	3	(14)	1
Bollore SA	Citigroup	Short	EUR	(0.25)%	12/30/39	1,255	(5,242)	(438)
Bollore SA	JPMorgan Chase	Short	EUR	2.22%	12/30/39	1,106	(4,618)	(386)
Brilliance China Automotive Holdings, Ltd.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	30,000	(34,287)	4,583
Brown Forman Corp.	JPMorgan Chase	Short	USD	2.23%	12/30/39	468	(21,738)	(2,963)
BT Group plc	JPMorgan Chase	Short	GBP	2.25%	12/30/39	5,041	(16,508)	1,853
Cenovus Energy, Inc.	JPMorgan Chase	Short	CAD	2.15%	12/30/39	5,971	(53,994)	2,100
China Everbright International, Ltd.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	10,000	(8,238)	(1,931)
China Everbright International, Ltd.	Citigroup	Short	HKD	(0.31)%	12/30/39	17,000	(15,102)	(2,184)
China Gas Holdings, Ltd.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	1,200	(3,917)	(302)
China International Capital Corp., Ltd.	Citigroup	Short	HKD	(1.27)%	12/30/39	11,200	(19,890)	(6,054)
China Southern Airlines, Ltd.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	8,000	(6,055)	(1,100)
China State Construction International Holdings, Ltd.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	10,000	(8,967)	(396)
ConAgra Brands, Inc.	JPMorgan Chase	Short	USD	2.23%	12/30/39	136	(3,755)	(17)
Concho Resources, Inc.	JPMorgan Chase	Short	USD	2.23%	12/30/39	151	(19,428)	2,673
Daiichi Sankyo, Ltd.	JPMorgan Chase	Short	JPY	2.15%	12/30/39	200	(7,841)	(1,378)
Daimler AG	JPMorgan Chase	Short	EUR	2.22%	12/30/39	683	(41,908)	1,930
Daimler AG	Citigroup	Short	EUR	(0.25)%	12/30/39	137	(8,669)	657
Deere	JPMorgan Chase	Short	USD	2.23%	12/30/39	16	(2,559)	1
Diamondback Energy, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	149	(15,652)	525
Digital Realty Trust REIT, Inc.	JPMorgan Chase	Short	USD	2.23%	12/30/39	102	(12,351)	213
Digital Realty Trust REIT, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	151	(18,662)	693
Dish Network Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	228	(7,357)	132
Electronic Arts, Inc.	JPMorgan Chase	Short	USD	2.23%	12/30/39	202	(20,257)	(272)
Evergrande Group	Citigroup	Short	HKD	(1.50)%	12/30/39	10,000	(26,433)	(6,824)
Familymart UNY Holdings, Ltd.	JPMorgan Chase	Short	JPY	2.15%	12/30/39	1,800	(56,734)	10,930
Fast Retailing, Ltd.	JPMorgan Chase	Short	JPY	2.15%	12/30/39	100	(45,407)	(1,502)
Fortive Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	331	(24,676)	(3,091)
Freeport McMoRan, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	2,738	(32,265)	(3,028)
Geely Automobile Holdings, Ltd.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	7,000	(12,463)	(910)
Great Wall Motor, Ltd.	Citigroup	Short	HKD	(2.00)%	12/30/39	25,500	(15,014)	(4,122)
Hormel Foods Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	671	(28,487)	(1,547)
Hotai Motor, Ltd.	Citigroup	Short	TWD	(1.00)%	12/30/39	1,000	(8,311)	(3,934)
Huazhu Group, Ltd.	Citigroup	Short	USD	(0.18)%	12/30/39	950	(29,564)	(10,469)
Huazhu Group, Ltd.	Citigroup	Short	USD	2.23%	12/30/39	44	(1,565)	(289)
Hyundai Heavy Industries, Ltd.	Citigroup	Short	KRW	(0.54)%	12/30/39	100	(11,501)	1,018
Incyte Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	63	(4,685)	(733)
Incyte Corp.	JPMorgan Chase	Short	USD	2.23%	12/30/39	140	(9,764)	(2,277)
Industrias Penoles SAB de C.V.	Citigroup	Short	MXN	(0.50)%	12/30/39	328	(5,560)	1,392
Innogy	Citigroup	Short	EUR	(0.25)%	12/30/39	17	(776)	(10)
Iqiyi Ads Representing, Inc.	JPMorgan Chase	Short	USD	1.45%	12/30/39	1,086	(27,833)	1,855
LG Display, Ltd.	JPMorgan Chase	Short	KRW	2.15%	12/30/39	285	(5,057)	153
LG Display, Ltd.	Citigroup	Short	KRW	(0.40)%	12/30/39	1,158	(19,500)	(421)
Linde plc	Citigroup	Short	USD	(0.18)%	12/30/39	262	(44,506)	(1,587)
Line Corp.	Citigroup	Short	JPY	(1.38)%	12/30/39	400	(13,902)	(201)
Line Corp.	Citigroup	Short	JPY	(0.60)%	12/30/39	100	(4,371)	828
Lojas Americanas	JPMorgan Chase	Short	BRL	1.95%	12/30/39	2,065	(9,650)	803
Lotte Corp.	Citigroup	Short	KRW	(1.00)%	12/30/39	189	(8,728)	499

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Lotte Corp.	JPMorgan Chase	Short	KRW	1.02%	12/30/39	$36	$(1,548)	$(21)
Lotte Shopping, Ltd.	JPMorgan Chase	Short	KRW	2.15%	12/30/39	28	(5,010)	622
Makita Corp.	JPMorgan Chase	Short	JPY	2.15%	12/30/39	200	(9,522)	2,532
Molson Coors Brewing Co.	JPMorgan Chase	Short	USD	2.23%	12/30/39	273	(16,861)	576
Nepi Rockcastle plc	JPMorgan Chase	Short	ZAR	2.00%	12/30/39	70	(588)	(1)
Netmarble Games Corp.	Citigroup	Short	KRW	(7.25)%	12/30/39	353	(34,021)	(4,837)
Netmarble Games Corp.	JPMorgan Chase	Short	KRW	(1.50)%	12/30/39	179	(18,849)	(849)
Nippon Paint Holdings Co., Ltd.	JPMorgan Chase	Short	JPY	2.15%	12/30/39	800	(29,162)	(2,225)
Nippon Paint Holdings Co., Ltd.	Citigroup	Short	JPY	(0.40)%	12/30/39	400	(15,164)	(540)
NVIDIA Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	15	(2,583)	(110)
Pembina Pipeline Corp.	Citigroup	Short	CAD	(0.18)%	12/30/39	274	(9,818)	(251)
Regeneron Pharmaceuticals, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	59	(23,827)	(399)
Remgro, Ltd.	JPMorgan Chase	Short	ZAR	2.00%	12/30/39	50	(649)	5
Santander Bank Polska SA	JPMorgan Chase	Short	PLN	2.00%	12/30/39	56	(5,418)	(146)
Saputo, Inc.	JPMorgan Chase	Short	CAD	2.15%	12/30/39	1,161	(34,354)	(5,297)
Sharp Corp.	Citigroup	Short	JPY	(1.00)%	12/30/39	100	(1,437)	331
Shenzhou International Group, Ltd.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	1,000	(11,333)	(2,071)
Sherwin-Williams Co. (The)	Citigroup	Short	USD	2.23%	12/30/39	37	(16,723)	787
Sherwin-Williams Co. (The)	Citigroup	Short	USD	(0.18)%	12/30/39	87	(38,797)	1,325
SMC Corp.	JPMorgan Chase	Short	JPY	2.15%	12/30/39	100	(32,644)	(4,849)
Square, Inc.	JPMorgan Chase	Short	USD	2.23%	12/30/39	487	(31,676)	(4,810)
Sunny Optical Technology Group Co., Ltd.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	5,000	(58,351)	(1,322)
Svenska Handelsbanken-A Shs	Citigroup	Short	SEK	(0.25)%	12/30/39	283	(3,197)	210
Swisscom AG	Citigroup	Short	CHF	(0.25)%	12/30/39	18	(8,335)	(466)
T. Rowe Price Group, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	540	(52,380)	(1,685)
Tesla, Inc.	JPMorgan Chase	Short	USD	2.23%	12/30/39	115	(33,467)	1,283
Thyssenkrupp AG	JPMorgan Chase	Short	EUR	1.75%	12/30/39	1,759	(37,655)	13,600
Thyssenkrupp AG	Citigroup	Short	EUR	(0.25)%	12/30/39	2,436	(38,152)	4,723
Transurban Group	JPMorgan Chase	Short	AUD	2.20%	12/30/39	2,648	(21,962)	(2,866)
Ultrapar Participoes SA	JPMorgan Chase	Short	BRL	2.00%	12/30/39	388	(4,247)	(424)
Vipshop Holdings, Ltd.	JPMorgan Chase	Short	USD	2.23%	12/30/39	4,433	(29,108)	(6,489)
Vipshop Holdings, Ltd.	Citigroup	Short	USD	(0.18)%	12/30/39	845	(6,128)	(657)
Volkswagen AG	Citigroup	Short	EUR	(0.25)%	12/30/39	236	(39,347)	940
Volkswagen AG	Citigroup	Short	EUR	(0.25)%	12/30/39	135	(22,361)	1,126
Workday, Inc.	JPMorgan Chase	Short	USD	2.23%	12/30/39	64	(11,009)	(1,334)
Worldpay, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	232	(18,956)	(7,376)
Wuxi Biologics Cayman, Inc.	Citigroup	Short	HKD	(0.30)%	12/30/39	3,500	(32,989)	(1,039)
Zhuzhou CSR Times Electric Co., Ltd.	JPMorgan Chase	Short	HKD	2.20%	12/30/39	1,400	(7,519)	(759)
Zto Express Cayman ADR Representin	Citigroup	Short	USD	(0.18)%	12/30/39	2,553	(49,183)	2,514

							$(1,743,403)	$(51,413)

Option Contracts(a)
At March 31, 2019, the Fund’s over-the-counter options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(b)	Fair Value
Alphabet, Inc.	JPMorgan Chase	Call	1225.00 USD	1/20/20	669	$819,525	$53,556
Anadarko Petroleum Corp.	Credit Suisse First Boston	Call	67.50 USD	1/20/20	7,067	477,023	4,995
BP plc	UBS Warburg	Call	52.00 USD	6/21/19	34,666	1,802,632	1,101
BP plc	Nomura	Call	45.00 USD	1/20/20	33,538	1,509,210	64,350
ConocoPhillips Co.	UBS Warburg	Call	75.00 USD	6/21/19	18,108	1,358,100	9,360
CVS Health Corp.	JPMorgan Chase	Call	78.50 USD	1/20/20	4,950	388,575	2,638
EURO STOXX 50 Index	UBS Warburg	Call	134.92 EUR	6/18/21	6,489	875,496	6,451
EURO STOXX Bank Index	Barclays Bank	Call	136.97 EUR	3/19/21	6,300	862,911	5,867
Facebook, Inc.	UBS Warburg	Call	165.00 USD	9/20/19	11,240	1,854,600	170,399
Halliburton Co.	Citigroup	Call	50.00 USD	1/20/20	13,346	667,300	1,118
J.P. Morgan Chase & Co.	Citigroup	Call	114.50 USD	1/20/20	4,968	568,836	11,189
Johnson & Johnson	Bank of America	Call	155.00 USD	1/20/20	5,018	777,790	13,260
Occidental Petroleum Corp.	UBS Warburg	Call	92.50 USD	6/21/19	16,147	1,493,598	105
Royal Dutch Shell plc	UBS Warburg	Call	77.00 USD	6/21/19	19,788	1,523,676	345
Schlumberger, Ltd.	UBS Warburg	Call	70.00 USD	1/17/20	11,244	787,080	1,084
Schlumberger, Ltd.	Credit Suisse First Boston	Call	45.00 USD	1/20/20	9,370	421,650	32,238

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

SPDR Gold Shares(c)	Societe Generale	Call	123.00 USD	4/18/19	11,146	$1,370,958	$7,605
SPDR Gold Shares(c)	Morgan Stanley	Call	120.00 USD	5/17/19	6,045	725,400	18,543
SPDR Gold Shares(c)	Societe Generale	Call	124.00 USD	6/21/19	12,365	1,533,260	20,442
SPDR Gold Shares(c)	JPMorgan Chase	Call	125.00 USD	6/28/19	10,351	1,293,875	15,031
SPDR Gold Shares(c)	Morgan Stanley	Call	128.00 USD	7/19/19	6,191	792,448	6,655
SPDR Gold Shares(c)	Societe Generale	Call	126.00 USD	9/20/19	16,215	2,043,090	39,190
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4756.33 JPY	3/13/20	14,063	66,888,269	6,255
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4816.24 JPY	9/11/20	11,381	54,813,627	7,122
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4894.87 JPY	12/11/20	11,358	55,595,933	6,776
Suncor Energy Inc.	UBS Warburg	Call	45.00 USD	6/21/19	23,428	1,054,260	110
Tokyo Stock Exchange Price Index	Bank of America	Call	191.28 JPY	12/13/19	269,219	51,496,210	1,228
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	191.28 JPY	12/13/19	509,036	97,368,406	2,322
Tokyo Stock Exchange Price Index	BNP Paribas	Call	194.04 JPY	3/13/20	363,317	70,498,031	2,963
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	192.04 JPY	4/10/20	323,621	62,148,177	2,952
Total SA	UBS Warburg	Call	70.00 USD	9/20/19	24,693	1,728,510	1,482
S&P 500 Index	Barclays Bank	Put	2450.00 USD	4/18/19	1,358	3,327,100	488
S&P 500 Index	Goldman Sachs	Put	2775.00 USD	5/17/19	1,628	4,517,700	51,830

Total (Cost $1,646,936)							$569,050

At March 31, 2019, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(b)	Fair Value
Alphabet, Inc.	JPMorgan Chase	Call	1350.00 USD	1/20/20	669	$903,150	$(24,260)
Anadarko Petroleum Corp.	Credit Suisse First Boston	Call	76.00 USD	1/20/20	7,067	537,092	(2,127)
Apple, Inc.	UBS Warburg	Call	181.25 USD	4/05/19	2,239	405,819	(19,818)
Charter Communications, Inc.	Credit Suisse First Boston	Call	352.40 USD	4/05/19	1,138	401,031	(1,810)
Comcast Corp.	Nomura	Call	38.32 USD	4/05/19	10,426	399,524	(17,360)
Comcast Corp.	Citigroup	Call	37.50 USD	1/20/20	12,216	458,100	(56,104)
ConocoPhillips Co.	UBS Warburg	Call	85.00 USD	6/21/19	18,108	1,539,180	(376)
CVS Health Corp.	JPMorgan Chase	Call	87.50 USD	1/20/20	4,950	433,125	(1,074)
Dollar Tree, Inc.	Morgan Stanley	Call	103.80 USD	4/05/19	3,891	403,886	(7,012)
J.P. Morgan Chase & Co.	Citigroup	Call	125.50 USD	1/20/20	4,968	623,484	(3,609)
Johnson & Johnson	Bank of America	Call	170.00 USD	1/20/20	5,018	853,060	(3,942)
JPMorgan Chase & Co.	Citigroup	Call	107.41 USD	4/05/19	3,649	391,939	(24)
Microsoft Corp.	Citigroup	Call	110.49 USD	4/05/19	3,626	400,637	(27,194)
Raytheon Co.	Morgan Stanley	Call	182.86 USD	4/05/19	2,142	391,686	(2,675)
S&P 500 Index	Goldman Sachs	Call	2950.00 USD	5/17/19	1,628	4,802,600	(11,950)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	5679.90 JPY	3/13/20	14,063	79,876,434	(831)
Tokyo Stock Exchange Price Index	Bank of America	Call	221.29 JPY	12/13/19	269,219	59,575,473	(159)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	221.29 JPY	12/13/19	509,036	112,644,576	(302)
Tokyo Stock Exchange Price Index	BNP Paribas	Call	237.47 JPY	3/13/20	363,317	86,276,888	(222)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	233.87 JPY	4/10/20	323,621	75,685,243	(282)
Total SA	UBS Warburg	Call	75.00 USD	9/20/19	24,693	1,851,975	(454)
Verizon Communications, Inc.	Nomura	Call	56.15 USD	4/05/19	6,831	383,561	(20,550)
Alphabet, Inc.	JPMorgan Chase	Put	860.00 USD	1/20/20	669	575,340	(7,067)
Anadarko Petroleum Corp.	Credit Suisse First Boston	Put	46.00 USD	1/20/20	7,067	325,082	(41,273)
BP plc	Nomura	Put	36.00 USD	1/20/20	33,538	1,207,368	(29,576)
CVS Health Corp.	JPMorgan Chase	Put	56.00 USD	1/20/20	4,950	277,200	(34,437)
EURO STOXX 50 Index	UBS Warburg	Put	106.38 EUR	6/18/21	4,268	454,030	(141,092)
EURO STOXX Bank Index	Barclays Bank	Put	110.23 EUR	3/19/21	4,201	463,076	(140,195)
Facebook, Inc.	UBS Warburg	Put	155.00 USD	1/20/20	25,284	3,919,020	(277,438)
Halliburton Co.	Citigroup	Put	35.00 USD	1/20/20	13,346	467,110	(92,209)
J.P. Morgan Chase & Co.	Citigroup	Put	87.25 USD	1/20/20	4,968	433,458	(16,059)
Johnson & Johnson	Bank of America	Put	109.00 USD	1/20/20	5,018	546,962	(8,584)
S&P 500 Index	Goldman Sachs	Put	2550.00 USD	5/17/19	1,628	4,151,400	(10,502)
Schlumberger, Ltd.	UBS Warburg	Put	52.50 USD	1/17/20	11,244	590,310	(120,181)
Schlumberger, Ltd.	Credit Suisse First Boston	Put	33.00 USD	1/20/20	9,370	309,210	(10,480)
SPDR Gold Shares(c)	Morgan Stanley	Put	120.00 USD	7/19/19	6,191	742,920	(8,071)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3832.77 JPY	3/13/20	14,063	53,900,245	(40,785)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3820.96 JPY	9/11/20	7,587	28,989,624	(28,695)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3786.60 JPY	12/11/20	7,573	28,675,922	(31,789)
Tokyo Stock Exchange Price Index	Bank of America	Put	156.59 JPY	12/13/19	269,219	42,157,003	(38,594)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Tokyo Stock Exchange Price Index	Morgan Stanley	Put	156.59 JPY	12/13/19	509,036	$79,709,947	$(72,965)
Tokyo Stock Exchange Price Index	BNP Paribas	Put	155.80 JPY	3/13/20	363,317	56,604,789	(56,027)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	157.82 JPY	4/10/20	323,621	51,073,866	(59,573)

Total (Premiums $1,193,584)							$(1,467,727)

At March 31, 2019, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(b)	Fair Value
SPDR Gold Shares(c)	Put	119.00 USD	6/28/19	52	$6,188	$(4,290)
SPDR Gold Shares(c)	Put	118.00 USD	9/20/19	112	13,216	(13,664)

Total (Premiums $19,100)						$(17,954)

At March 31, 2019, the Fund’s over-the-counter currency options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Notional Amount	Fair Value
British Pound Call Currency Option (GBP/USD)	UBS Warburg	Call	1.32 GBP	5/15/19	57,131	$85,836

Total (Cost $184,694)						$85,836

At March 31, 2019, the Fund’s over-the-counter currency options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Notional Amount	Fair Value
United States Dollar Call Currency Option (USD/ZAR)	Morgan Stanley	Call	15.00 USD	4/11/19	(15,360)	$(5,562)

Total (Premiums $(20,029))						$(5,562)

Forward Currency Contracts(a)

At March 31, 2019, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	2,905,499	Japanese Yen	313,849,999	BNP Paribas	4/4/19	$72,146
British Pound	1,293,000	U.S. Dollar	1,655,295	JPMorgan Chase	4/12/19	29,418
U.S. Dollar	1,902,604	Japanese Yen	207,600,000	Goldman Sachs	4/22/19	25,390
U.S. Dollar	625,476	Australian Dollar	876,000	Bank of America	4/26/19	3,302
U.S. Dollar	2,292,253	Japanese Yen	249,200,000	JPMorgan Chase	5/9/19	35,854
U.S. Dollar	2,277,602	Japanese Yen	246,900,000	Citigroup	5/13/19	41,417
Japanese Yen	129,776,401	U.S. Dollar	1,165,455	JPMorgan Chase	5/13/19	9,936
Japanese Yen	117,123,599	U.S. Dollar	1,055,206	UBS Warburg	5/13/19	5,588
British Pound	1,453,000	U.S. Dollar	1,881,506	Barclays Bank	5/16/19	14,944
U.S. Dollar	2,268,641	Japanese Yen	247,050,000	JPMorgan Chase	5/20/19	30,028
U.S. Dollar	956,506	European Euro	834,000	Bank of America	5/23/19	16,819
British Pound	753,000	U.S. Dollar	983,096	JPMorgan Chase	5/23/19	88
U.S. Dollar	2,247,443	Japanese Yen	247,650,000	Goldman Sachs	5/28/19	2,167
Japanese Yen	247,650,000	U.S. Dollar	2,229,625	Morgan Stanley	5/28/19	15,651
Swedish Krona	1,840,483	European Euro	1,610,000	JPMorgan Chase	6/20/19	22,176

						$324,924

European Euro	823,000	U.S. Dollar	942,079	Bank of America	4/25/19	$(17,061)
Japanese Yen	207,416,209	U.S. Dollar	1,901,000	Morgan Stanley	4/25/19	(24,938)
Japanese Yen	113,000	U.S. Dollar	1,041	Bank of America	4/26/19	(19)
Japanese Yen	210,764,000	U.S. Dollar	1,940,858	Goldman Sachs	4/26/19	(34,344)
Norwegian Krone	6,124,000	U.S. Dollar	729,361	Barclays Bank	5/2/19	(18,113)
Japanese Yen	208,860,000	U.S. Dollar	1,916,626	JPMorgan Chase	5/10/19	(25,359)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Japanese Yen	321,088,000	U.S. Dollar	2,927,245	Bank of America	5/17/19	(18,341)
Japanese Yen	247,050,000	U.S. Dollar	2,251,046	Bank of America	5/20/19	(12,432)
European Euro	834,000	U.S. Dollar	948,651	Bank of America	5/23/19	(8,964)
U.S. Dollar	144,027	Indian Rupee	10,385,087	Citigroup	5/28/19	(4,738)
U.S. Dollar	191,970	Indian Rupee	13,846,800	JPMorgan Chase	5/28/19	(6,384)
U.S. Dollar	480,391	Indian Rupee	34,617,000	JPMorgan Chase	5/28/19	(15,493)
U.S. Dollar	144,118	Indian Rupee	10,385,114	JPMorgan Chase	5/28/19	(4,648)
European Euro	1,679,000	U.S. Dollar	1,910,899	Morgan Stanley	6/5/19	(17,018)
U.S. Dollar	899,284	Australian Dollar	1,278,000	BNP Paribas	6/13/19	(9,220)
European Euro	1,673,000	U.S. Dollar	1,890,365	Morgan Stanley	6/13/19	(2,000)
South African Rand	15,773,000	U.S. Dollar	1,093,957	Barclays Bank	6/14/19	(10,369)
Swedish Krona	16,810,317	European Euro	1,840,483	JPMorgan Chase	6/20/19	(20,818)

						$(250,259)

Total Net Forward Currency Contracts						$74,665

Swap Agreements(a)

At March 31, 2019, the Fund’s open centrally cleared credit default swap agreements (sell protection) were as follows:

Description	Payment Frequency	Implied Credit Spread at March 31, 2019(d)	Expiration Date	Notional Amount(e)	Fixed Rate	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with Series 32	Quarterly	0.63%	6/20/24	$(573,254)	5.00%	$38,101	$35,703	$2,398

						$38,101	$35,703	$2,398

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

At March 31, 2019, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Expiration Date	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
0.84%	Annually	6-Month EURIBOR	Semi-annually	2/15/28	1,364,575	EUR	$29	$(64,133)	$(64,162)
0.84%	Annually	6-Month EURIBOR	Semi-annually	2/15/28	1,474,000	EUR	31	(69,247)	(69,278)
0.99%	Annually	6-Month EURIBOR	Semi-annually	10/29/28	7,722,467	EUR	—	(458,636)	(458,636)
3-Month LIBOR	Quarterly	3.20%	Semi-annually	10/29/28	9,758,734	USD	—	672,671	672,671

								$80,655	$80,595

At March 31, 2019, the Fund’s open over-the-counter total return swap agreements were as follows:

Pay/ Receive	Financing Rate	Description	Expiration Date	Counterparty	Notional Amount (Local)		Unrealized Appreciation/ (Depreciation)
Pay	0.00%	EURO STOXX Bank Index April Futures	4/30/19	BNP Paribas SA	(574,875)	EUR	$15,709
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	15,520,000	JPY	25,052
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	7,655,000	JPY	13,473
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	4,215,000	JPY	3,240
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	15,720,000	JPY	23,644
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	7,950,000	JPY	11,010
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	7,970,000	JPY	10,829
Pay	0.00%	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	4,260,000	JPY	2,933
Pay	0.00%	S&P 500 Index Dividends December Futures	12/18/20	Goldman Sachs	107,944	USD	25,144
Pay	0.00%	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas SA	133,513	USD	31,625

							$162,659

(†)	Represents less thank 0.05%.
(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.
(c)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(d)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(e)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.2%):
Domestic Equity Funds (45.2%):
2,565,615	AZL DFA U.S. Core Equity Fund	$32,942,499
815,761	AZL DFA U.S. Small Cap Fund	9,283,366

		42,225,865

Fixed Income Funds (38.0%):
3,461,563	AZL DFA Five-Year Global Fixed Income Fund	35,377,177

International Equity Funds (12.0%):
1,111,464	AZL DFA International Core Equity Fund	11,225,787

Total Affiliated Investment Companies (Cost $82,092,307)		88,828,829

Total Investment Securities (Cost $82,092,307) - 95.2%		88,828,829
Net other assets (liabilities) - 4.8%		4,476,861

Net Assets - 100.0%		$93,305,690

Percentages indicated are based on net assets as of March 31, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Futures Contracts

Cash of $4,671,925 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/21/19	19	$2,695,910	$78,873
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/19	15	1,863,282	27,638

				$106,511

See accompanying notes to the schedules of portfolio investments.

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (95.5%):
Balanced Funds (95.5%):
18,783,059	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$247,185,058

Total Affiliated Investment Company (Cost $236,534,541)		247,185,058

Total Investment Securities (Cost $236,534,541) - 95.5%		247,185,058
Net other assets (liabilities) - 4.5%		11,525,814

Net Assets - 100.0%		$258,710,872

Percentages indicated are based on net assets as of March 31, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Futures Contracts

Cash of $11,560,059 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/21/19	32	$4,540,480	$132,075
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/19	55	6,832,034	101,558

				$233,633

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (30.0%):
2,264,098	AZL DFA U.S. Core Equity Fund	$29,071,024
1,234,189	AZL DFA U.S. Small Cap Fund	14,045,073
1,471,246	AZL Gateway Fund	19,376,305
2,412,785	AZL Mid Cap Index Fund, Class 2	52,453,951
3,858,263	AZL Russell 1000 Growth Index Fund, Class 2	60,536,144
7,059,801	AZL Russell 1000 Value Index Fund, Class 2	88,600,502
1,713,064	AZL Small Cap Stock Index Fund, Class 2	23,246,283

		287,329,282

Fixed Income Funds (47.6%):
2,227,198	AZL Enhanced Bond Index Fund	24,298,731
9,409,008	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	95,971,884
9,344,864	AZL MetWest Total Return Bond Fund	95,878,300
4,539,713	PIMCO VIT Income Portfolio	48,257,154
9,431,276	PIMCO VIT Low Duration Portfolio	95,633,137
8,974,945	PIMCO VIT Total Return Portfolio	96,121,659

		456,160,865

International Equity Funds (17.4%):
3,310,289	AZL DFA International Core Equity Fund	33,433,915
5,309,866	AZL International Index Fund, Class 2	83,258,705
6,537,133	AZL MSCI Emerging Markets Equity Index Fund, Class 2	50,205,181

		166,897,801

Total Affiliated Investment Companies (Cost $872,812,080)		910,387,948

Total Investment Securities (Cost $872,812,080) - 95.0%		910,387,948
Net other assets (liabilities) - 5.0%		47,413,544

Net Assets - 100.0%		$957,801,492

Percentages indicated are based on net assets as of March 31, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Futures Contracts

Cash of $47,855,458 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/21/19	168	$23,837,520	$699,676
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/19	192	23,850,010	351,953

				$1,051,629

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.2%):
Domestic Equity Funds (22.4%):
286,246	AZL DFA U.S. Core Equity Fund	$3,675,393
213,086	AZL DFA U.S. Small Cap Fund	2,424,914
279,010	AZL Gateway Fund	3,674,566
450,064	AZL Mid Cap Index Fund, Class 2	9,784,401
803,493	AZL Russell 1000 Growth Index Fund, Class 2	12,606,807
1,392,490	AZL Russell 1000 Value Index Fund, Class 2	17,475,751
358,658	AZL Small Cap Stock Index Fund, Class 2	4,866,987

		54,508,819

Fixed Income Funds (61.8%):
1,074,633	AZL Enhanced Bond Index Fund	11,724,250
3,116,969	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	31,793,081
3,101,767	AZL MetWest Total Return Bond Fund	31,824,134
1,385,284	PIMCO VIT Income Portfolio	14,725,564
2,897,463	PIMCO VIT Low Duration Portfolio	29,380,273
2,975,947	PIMCO VIT Total Return Portfolio	31,872,388

		151,319,690

International Equity Funds (11.0%):
605,508	AZL DFA International Core Equity Fund	6,115,628
859,120	AZL International Index Fund, Class 2	13,470,994
961,432	AZL MSCI Emerging Markets Equity Index Fund, Class 2	7,383,796

		26,970,418

Total Affiliated Investment Companies (Cost $226,985,820)		232,798,927

Unaffiliated Investment Company (0.4%):
Money Markets (0.4%):
923,676	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.27%(a)	923,676

Total Unaffiliated Investment Company (Cost $923,676)		923,676

Total Investment Securities (Cost $227,909,496) - 95.6%		233,722,603
Net other assets (liabilities) - 4.4%		10,649,285

Net Assets - 100.0%		$244,371,888

Percentages indicated are based on net assets as of March 31, 2019.

(a)	The rate represents the effective yield at March 31, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Futures Contracts

Cash of $12,231,442 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/21/19	30	$4,256,700	$121,960
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/19	63	7,825,784	116,080

				$238,040

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (35.5%):
4,061,706	AZL DFA U.S. Core Equity Fund	$52,152,306
3,554,145	AZL DFA U.S. Small Cap Fund	40,446,174
3,944,177	AZL Gateway Fund	51,944,815
6,643,324	AZL Mid Cap Index Fund, Class 2	144,425,855
9,917,868	AZL Russell 1000 Growth Index Fund, Class 2	155,611,345
18,063,665	AZL Russell 1000 Value Index Fund, Class 2	226,698,994
4,391,327	AZL Small Cap Stock Index Fund, Class 2	59,590,301

		730,869,790

Fixed Income Funds (38.1%):
2,399,519	AZL Enhanced Bond Index Fund	26,178,756
16,636,702	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	169,694,356
16,523,287	AZL MetWest Total Return Bond Fund	169,528,927
7,771,015	PIMCO VIT Income Portfolio	82,605,886
16,145,237	PIMCO VIT Low Duration Portfolio	163,712,704
15,869,235	PIMCO VIT Total Return Portfolio	169,959,511

		781,680,140

International Equity Funds (21.5%):
10,185,324	AZL DFA International Core Equity Fund	102,871,777
12,748,965	AZL International Index Fund, Class 2	199,903,775
18,095,165	AZL MSCI Emerging Markets Equity Index Fund, Class 2	138,970,867

		441,746,419

Total Affiliated Investment Companies (Cost $1,860,449,755)		1,954,296,349

Total Investment Securities (Cost $1,860,449,755) - 95.1%		1,954,296,349
Net other assets (liabilities) - 4.9%		101,651,080

Net Assets - 100.0%		$2,055,947,429

Percentages indicated are based on net assets as of March 31, 2019.

See accompanying notes to the schedules of portfolio investments

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Futures Contracts

Cash of $102,582,381 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/21/19	433	$61,438,370	$1,792,504
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/19	329	40,867,985	603,161

				$2,395,665

See accompanying notes to the schedules of portfolio investments

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (96.1%):
Domestic Equity Funds (53.2%):
13,362,660	AZL Mid Cap Index Fund, Class 2	$290,504,232
57,856,345	AZL S&P 500 Index Fund, Class 2	959,258,206
10,280,442	AZL Small Cap Stock Index Fund, Class 2	139,505,597

		1,389,268,035

Fixed Income Funds (24.1%):
57,814,788	AZL Enhanced Bond Index Fund	630,759,333

International Equity Funds (18.8%):
31,383,390	AZL International Index Fund, Class 2	492,091,556

Total Affiliated Investment Companies (Cost $2,218,035,862)		2,512,118,924

Total Investment Securities (Cost $2,218,035,862) - 96.1%		2,512,118,924
Net other assets (liabilities) - 3.9%		102,143,772

Net Assets - 100.0%		$2,614,262,696

Percentages indicated are based on net assets as of March 31, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Futures Contracts

Cash of $103,866,797 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/21/19	547	$77,613,830	$2,247,426
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/19	208	25,837,510	379,668

				$2,627,094

See accompanying notes to the schedules of portfolio investments.

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (41.8%):
2,151,296	AZL Mid Cap Index Fund, Class 2	$46,769,174
9,037,137	AZL S&P 500 Index Fund, Class 2	149,835,726
1,634,016	AZL Small Cap Stock Index Fund, Class 2	22,173,596

		218,778,496

Fixed Income Funds (38.4%):
18,357,518	AZL Enhanced Bond Index Fund	200,280,522

International Equity Funds (14.8%):
4,942,287	AZL International Index Fund, Class 2	77,495,059

Total Affiliated Investment Companies (Cost $454,741,946)		496,554,077

Total Investment Securities (Cost $454,741,946) - 95.0%		496,554,077
Net other assets (liabilities) - 5.0%		26,076,205

Net Assets - 100.0%		$522,630,282

Percentages indicated are based on net assets as of March 31, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Futures Contracts

Cash of $26,097,057 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/21/19	110	$15,607,900	$455,581
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/19	83	10,310,160	152,930

				$608,511

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (77.3%):
19,197,526	AZL S&P 500 Index Fund, Class 2	$318,294,985
31,746,887	AZL T. Rowe Price Capital Appreciation Fund	601,286,046

		919,581,031

Fixed Income Funds (17.7%):
19,243,884	AZL Enhanced Bond Index Fund	209,950,773

Total Affiliated Investment Companies (Cost $986,150,746)		1,129,531,804

Total Investment Securities (Cost $986,150,746) - 95.0%		1,129,531,804
Net other assets (liabilities) - 5.0%		59,332,934

Net Assets - 100.0%		$1,188,864,738

Percentages indicated are based on net assets as of March 31, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

March 31, 2019 (Unaudited)

Futures Contracts

Cash of $58,621,299 has been segregated to cover margin requirements for the following open contracts as of March 31, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/21/19	247	$35,046,830	$985,090
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/19	188	23,353,134	334,615

				$1,319,705

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2019 (Unaudited)

1.	Significant Accounting Policy

Consolidation of Subsidiaries

During the period ended March 31, 2019, the AZL MVP BlackRock Global Strategy Plus Fund primarily invested in shares of another mutual fund managed by Allianz Investment Management LLC (the “Manager”), the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. As of March 31, 2019, the AZL MVP BlackRock Global Strategy Plus Fund’s aggregate investment in the VIP Subsidiary was $384,561,838 representing 50.04% of the AZL MVP BlackRock Global Strategy Plus Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to commodities markets is through investment in the AZL Cayman Global Allocation Fund I, Ltd. (the “Cayman Subsidiary”), a wholly owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in commodity-related instruments. The VIP Subsidiary’s and Cayman Subsidiary’s investments have been consolidated with those of the AZL MVP BlackRock Global Strategy Plus Fund. All intercompany transactions have been eliminated.

2.	Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At March 31, 2019, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule.

A summary of each Fund’s investments in affiliated investment companies as of March 31, 2019 is as follows:

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 3/31/2019	Shares as of 3/31/2019	Dividend Income
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$201,992,298	$252,152	$(6,678,751)	$(145,520)	$6,113,959	$201,534,138	18,472,423	$—
AZL International Index Fund, Class 2	47,746,626	—	(2,571,115)	154,139	4,630,010	49,959,660	3,186,203	—
AZL Mid Cap Index Fund, Class 2	26,638,665	131,807	(206,818)	(1,806)	3,834,992	30,396,840	1,398,199	—
AZL S&P 500 Index Fund, Class 2	96,443,706	1,498,062	(5,982,974)	540,876	12,432,151	104,931,821	6,328,819	—
AZL Small Cap Stock Index Fund, Class 2	13,778,376	436,557	—	—	1,584,477	15,799,410	1,164,290	—

	$386,599,671	$2,318,578	$(15,439,658)	$547,689	$28,595,589	$402,621,869	30,549,934	$—

AZL DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund	$412,833,477	$—	$(12,716,776)	$143,904	$6,289,336	$406,549,941	39,779,838	$—
AZL DFA International Core Equity Fund	111,040,289	518,681	(250,646)	(16,155)	10,898,627	122,190,796	12,098,099	—
AZL DFA U.S. Core Equity Fund	357,414,103	344,727	(16,515,232)	2,881,405	44,917,579	389,042,582	30,299,267	—
AZL DFA U.S. Small Cap Fund	90,842,403	10,556	—	—	10,608,881	101,461,840	8,915,803	—

	$972,130,272	$873,964	$(29,482,654)	$3,009,154	$72,714,423	$1,019,245,159	91,093,007	$—

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$152,834,757	$1,681,545	$(6,739,556)	$(239,564)	$4,768,931	$152,306,113	13,960,230	$—
AZL International Index Fund, Class 2	36,279,424	283,258	(134,016)	(11,230)	3,665,635	40,083,071	2,556,318	—
AZL Mid Cap Index Fund, Class 2	20,365,050	708,181	—	—	2,930,201	24,003,432	1,104,114	—
AZL S&P 500 Index Fund, Class 2	67,239,890	234,079	(730,735)	50,063	9,018,768	75,812,065	4,572,501	—
AZL Small Cap Stock Index Fund, Class 2	10,431,439	1,021,468	—	—	1,189,738	12,642,645	931,661	—

	$287,150,560	$3,928,531	$(7,604,307)	$(200,731)	$21,573,273	$304,847,326	23,124,824	$—

AZL MVP BlackRock Global Strategy Plus Fund
AZL Enhanced Bond Index Fund	$210,006,372	$—	$(5,128,817)	$(94,846)	$6,352,675	$211,135,384	19,352,464	$—
AZL MSCI Global Equity Index Fund	120,964,934	50,937	(1,529,440)	317,100	14,754,643	134,558,174	11,928,916	—

	$330,971,306	$50,937	$(6,658,257)	$222,254	$21,107,318	$345,693,558	31,281,380	$—

AZL MVP DFA Multi-Strategy Fund
AZL DFA Emerging Markets Core Equity Fund	$—	$—	$—	$—	$—	$—	—	$—
AZL DFA Five-Year Global Fixed Income Fund	34,590,662	778,298	(545,533)	3,511	550,239	35,377,177	3,461,563	—
AZL DFA International Core Equity Fund	10,265,090	225,959	(276,035)	(31,811)	1,042,584	11,225,787	1,111,464	—

AZL DFA U.S. Core Equity Fund	29,427,162	228,481	(672,343)	(1,919)	3,961,118	32,942,499	2,565,615	—
AZL DFA U.S. Small Cap Fund	8,139,889	211,047	(20,922)	(1,647)	954,999	9,283,366	815,761	—

	$82,422,803	$1,443,785	$(1,514,833)	$(31,866)	$6,508,940	$88,828,829	7,954,403	$—

AZL MVP FIAM Multi-Strategy Fund
AZL FIAM Multi-Strategy Fund	$234,683,127	$—	$(4,594,199)	$(285,234)	$17,381,364	$247,185,058	18,783,059	$—

	$234,683,127	$—	$(4,594,199)	$(285,234)	$17,381,364	$247,185,058	18,783,059	$—

AZL MVP Fusion Dynamic Balanced Fund
AZL DFA International Core Equity Fund	$31,074,885	$—	$(685,036)	$(31,313)	$3,075,379	$33,433,915	3,310,289	$—
AZL DFA U.S. Core Equity Fund	26,082,825	—	(512,696)	42,352	3,458,543	29,071,024	2,264,098	—
AZL DFA U.S. Small Cap Fund	12,576,387	—	—	—	1,468,686	14,045,073	1,234,189	—
AZL Enhanced Bond Index Fund	24,998,381	—	(1,420,060)	(38,972)	759,382	24,298,731	2,227,198	—
AZL FIAM Total Bond Fund	94,748,453	—	(2,492,577)	3,589	3,712,419	95,971,884	9,409,008	—
AZL Gateway Fund	18,826,965	—	(391,983)	9,320	932,003	19,376,305	1,471,246	—
AZL International Index Fund, Class 2	79,541,619	—	(4,204,847)	(334,860)	8,256,793	83,258,705	5,309,866	—
AZL MetWest Total Return Bond Fund	94,819,701	—	(1,677,930)	21,550	2,714,979	95,878,300	9,344,864	—
AZL Mid Cap Index Fund, Class 2	47,424,477	5,297	(1,784,114)	(230,008)	7,038,299	52,453,951	2,412,785	—
AZL MSCI Emerging Markets Equity Fund, Class 2	48,923,903	—	(3,457,218)	(372,719)	5,111,215	50,205,181	6,537,133	—
AZL Russell 1000 Growth Index Fund	55,153,230	—	(3,321,803)	281,446	8,423,271	60,536,144	3,858,263	—
AZL Russell 1000 Value Index Fund	81,029,766	—	(2,028,289)	(278,441)	9,877,466	88,600,502	7,059,801	—
AZL Small Cap Stock Index Fund, Class 2	20,551,930	328,404	—	—	2,365,949	23,246,283	1,713,064	—
PIMCO VIT Income Portfolio	48,819,022	376,458	(2,128,205)	35,938	1,153,941	48,257,154	4,539,713	376,456
PIMCO VIT Low Duration Portfolio	94,757,327	660,361	(347,694)	(21,952)	585,095	95,633,137	9,431,276	660,361
PIMCO VIT Total Return Portfolio	94,968,410	712,605	(1,630,343)	3,507	2,067,480	96,121,659	8,974,945	712,605

	$874,297,281	$2,083,125	$(26,082,795)	$(910,563)	$61,000,900	$910,387,948	79,097,738	$1,749,422

AZL MVP Fusion Dynamic Conservative Fund
AZL DFA International Core Equity Fund	$5,548,312	$266,634	$(251,736)	$27,684	$524,734	$6,115,628	605,508	$—
AZL DFA U.S. Core Equity Fund	3,205,689	219,522	(196,401)	33,691	412,892	3,675,393	286,246	—
AZL DFA U.S. Small Cap Fund	2,070,432	223,083	(121,813)	18,703	234,509	2,424,914	213,086	—
AZL Enhanced Bond Index Fund	11,735,762	116,342	(473,478)	(15,504)	361,128	11,724,250	1,074,633	—
AZL FIAM Total Bond Fund	31,216,994	426,551	(1,083,016)	(19,252)	1,251,804	31,793,081	3,116,969	—
AZL Gateway Fund	3,513,164	6,443	(21,646)	209	176,396	3,674,566	279,010	—
AZL International Index Fund, Class 2	12,589,403	433,908	(823,759)	(54,689)	1,326,131	13,470,994	859,120	—
AZL MetWest Total Return Bond Fund	31,309,316	486,660	(881,297)	4,727	904,728	31,824,134	3,101,767	—

AZL Mid Cap Index Fund, Class 2	8,681,007	551,238	(727,397)	(31,983)	1,311,536	9,784,401	450,064	—
AZL MSCI Emerging Markets Equity Fund, Class 2	6,994,738	172,451	(469,749)	(10,345)	696,701	7,383,796	961,432	—
AZL Russell 1000 Growth Index Fund	11,411,247	633,935	(1,270,103)	107,462	1,724,266	12,606,807	803,493	—
AZL Russell 1000 Value Index Fund	16,147,050	573,288	(1,167,513)	(149,138)	2,072,064	17,475,751	1,392,490	—
AZL Small Cap Stock Index Fund, Class 2	4,200,982	440,587	(280,568)	(7,258)	513,244	4,866,987	358,658	—
PIMCO VIT Income Portfolio	14,700,292	261,048	(597,837)	(16,647)	378,708	14,725,564	1,385,284	114,942
PIMCO VIT Low Duration Portfolio	28,942,719	678,470	(412,326)	(22,595)	194,005	29,380,273	2,897,463	202,712
PIMCO VIT Total Return Portfolio	31,355,612	676,313	(846,840)	(33,718)	721,021	31,872,388	2,975,947	236,844

	$223,622,719	$6,166,473	$(9,625,479)	$(168,653)	$12,803,867	$232,798,927	20,761,170	$554,498

AZL MVP Fusion Dynamic Moderate Fund
AZL DFA International Core Equity Fund	$95,042,994	$—	$(1,477,327)	$(105,508)	$9,411,618	$102,871,777	10,185,324	$—
AZL DFA U.S. Core Equity Fund	47,367,099	—	(1,564,463)	213,178	6,136,492	52,152,306	4,061,706	—
AZL DFA U.S. Small Cap Fund	36,216,741	—	—	—	4,229,433	40,446,174	3,554,145	—
AZL Enhanced Bond Index Fund	26,340,228	—	(943,577)	(16,455)	798,560	26,178,756	2,399,519	—
AZL FIAM Total Bond Fund	166,767,373	—	(3,645,250)	(52,982)	6,625,215	169,694,356	16,636,702	—
AZL Gateway Fund	50,125,373	—	(692,817)	18,406	2,493,853	51,944,815	3,944,177	—
AZL International Index Fund, Class 2	189,851,166	—	(8,893,367)	(648,468)	19,594,444	199,903,775	12,748,965	—
AZL MetWest Total Return Bond Fund	166,758,959	—	(2,060,558)	32,689	4,797,837	169,528,927	16,523,287	—
AZL Mid Cap Index Fund, Class 2	129,596,650	—	(3,763,787)	(500,087)	19,093,079	144,425,855	6,643,324	—
AZL MSCI Emerging Markets Equity Fund, Class 2	135,041,675	—	(9,119,944)	(997,726)	14,046,862	138,970,867	18,095,165	—
AZL Russell 1000 Growth Index Fund, Class 2	142,143,098	—	(8,969,021)	773,633	21,663,635	155,611,345	9,917,868	—
AZL Russell 1000 Value Index Fund, Class 2	207,263,151	—	(5,110,449)	(709,434)	25,255,726	226,698,994	18,063,665	—
AZL Small Cap Stock Index Fund, Class 2	53,442,444	—	—	—	6,147,857	59,590,301	4,391,327	—
PIMCO VIT Income Portfolio	83,100,476	647,731	(3,185,917)	83,166	1,960,430	82,605,886	7,771,015	647,731
PIMCO VIT Low Duration Portfolio	161,979,164	1,130,032	(360,131)	(19,987)	983,626	163,712,704	16,145,237	1,130,031
PIMCO VIT Total Return Portfolio	167,171,929	1,259,037	(2,125,187)	(74,444)	3,728,176	169,959,511	15,869,235	1,259,037

	$1,858,208,520	$3,036,800	$(51,911,795)	$(2,004,019)	$146,966,843	$1,954,296,349	166,950,661	$3,036,799

AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$628,734,103	$—	$(16,592,321)	$(816,770)	$19,434,321	$630,759,333	57,814,788	$—
AZL International Index Fund, Class 2	447,213,308	—	—	—	44,878,248	492,091,556	31,383,390	—
AZL Mid Cap Index Fund, Class 2	254,024,169	—	—	—	36,480,063	290,504,232	13,362,660	—
AZL S&P 500 Index Fund, Class 2	859,151,295	—	(15,458,415)	1,136,627	114,428,699	959,258,206	57,856,345	—
AZL Small Cap Stock Index Fund, Class 2	125,112,978	—	—	—	14,392,619	139,505,597	10,280,442	—

	$2,314,235,853	$—	$(32,050,736)	$319,857	$229,613,950	$2,512,118,924	170,697,625	$—

AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$201,227,371	$—	$(6,904,144)	$(123,230)	$6,080,525	$200,280,522	18,357,518	$—
AZL International Index Fund, Class 2	70,025,179	440,109	—	—	7,029,771	77,495,059	4,942,287	—
AZL Mid Cap Index Fund, Class 2	40,899,214	—	(3,580)	45	5,873,495	46,769,174	2,151,296	—
AZL S&P 500 Index Fund, Class 2	132,737,984	915,713	(1,789,716)	161,549	17,810,196	149,835,726	9,037,137	—
AZL Small Cap Stock Index Fund, Class 2	19,885,973	—	—	—	2,287,623	22,173,596	1,634,016	—

	$464,775,721	$1,355,822	$(8,697,440)	$38,364	$39,081,610	$496,554,077	36,122,254	$—

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
AZL Enhanced Bond Index Fund	$205,728,223	$—	$(1,944,084)	$(49,894)	$6,216,528	$209,950,773	19,243,884	$—
AZL S&P 500 Index Fund, Class 2	280,475,858	—	—	—	37,819,127	318,294,985	19,197,526	—
AZL T. Rowe Price Capital Appreciation Fund	547,877,821	—	(11,301,407)	316,805	64,392,827	601,286,046	31,746,887	—

	$1,034,081,902	$—	$(13,245,491)	$266,911	$108,428,482	$1,129,531,804	70,188,297	$—

3.	Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2019 are identified below.

AZL MVP BlackRock Global Strategy Plus Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Fieldwood Energy LLC	3/13/18	$81,305	$3,485	$121,975	0.02%
Fieldwood Energy LLC	4/25/18	247,017	941	32,935	0.00%
Grand Rounds, Inc., Series C	3/31/15	399,608	143,925	367,009	0.05%
Inversiones Alsacia SA, 8.00%, 12/31/18	12/22/14	420,057	517,099	12,927	0.00%
Lookout, Inc.	3/4/15	63,364	5,547	55	0.00%
Lookout, Inc. Preferred Shares, Series F	9/19/14	730,222	63,925	365,012	0.05%
Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	737,597	0.10%
Quintis Pty, Ltd.	10/25/18	316,328	386,370	194,742	0.03%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	3,521,174	0.46%

a)	Acquisition date represents the initial purchase date of the security.